Table of Contents

   USAA Family of Funds                                             1
   Message from the President                                       2
   Fund Performance                                                 4
   Investment Review:
      Long-Term Fund                                                6
      Intermediate-Term Fund                                       10
      Short-Term Fund                                              14
      Tax Exempt Money Market Fund                                 18
   Financial Information:
      Statements of Assets and Liabilities                         22
      Portfolios of Investments in Securities:
         Long-Term Fund                                            25
         Intermediate-Term Fund                                    32
         Short-Term Fund                                           44
         Tax Exempt Money Market Fund                              53
      Notes to Portfolios of Investments in Securities             65
      Statements of Operations                                     66
      Statements of Changes in Net Assets                          68
      Notes to Financial Statements                                70

                             Important Information:
Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are now "streamlined." One copy of each report will be sent to each address, instead of our previous practice of sending one report to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Funds.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

                  USAA Investment Management Company
                  Attn: Report Mail
                  9800 Fredericksburg Road
                  San Antonio, TX 78284-8916

or phone a Mutual Fund Representative at 1-800-531-8448 during business hours.

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the USAA Tax Exempt Fund, Inc., managed by USAA Investment Management Company (IMCO). It may be used as sales literature only when preceded or accompanied by a current prospectus which gives further details about the funds.

USAA with the eagle is registered in the U.S. Patent & Trademark Office. (copyright)1996, USAA. All rights reserved.


                    USAA FAMILY OF FUNDS PERFORMANCE SUMMARY

If you own only one or two USAA funds, you may not be aware of the performance of our other funds. This summary is a snapshot of the performance of all 33 funds by investment objective as of September 30, 1996.

______________________________________________________________________________________________
                                                   Average Annual Total Return*
______________________________________________________________________________________________
     Investment                       Inception                                     Since
     Objective                            Date        1 yr      5 yrs    10 yrs    Inception
______________________________________________________________________________________________
Capital Appreciation

Aggressive Growth                      10/19/81      33.19     16.98    14.08        -
Emerging Markets(1)                     11/7/94      10.41       -        -         4.96
Gold(1)                                 8/15/84       1.19      7.93     2.40        -
Growth                                   4/5/71      14.86     13.79    12.67        -
Growth & Income                          6/1/93      18.80       -        -        14.61
International(1)                        7/11/88      15.03     12.73      -        10.21
S&P 500 Index(4)                         5/1/96        -         -        -         7.76 ++
World Growth(1)                         10/1/92      14.79       -        -        13.01
______________________________________________________________________________________________
Asset Allocation

Balanced Strategy                        9/1/95       9.32       -         -        8.97
Cornerstone Strategy(1)                 8/15/84      14.28     12.30     10.57       -
Growth and Tax Strategy(2)**            1/11/89      12.63      9.89       -        9.77
Growth Strategy(1)                       9/1/95      25.37       -         -       23.43
Income Strategy                          9/1/95       5.08       -         -        6.13
______________________________________________________________________________________________

Income - Taxable

GNMA                                     2/1/91       3.98      6.92       -        7.43
Income                                   3/4/74       3.26      7.76      9.17       -
Income Stock                             5/4/87      12.73     12.41       -       12.03
Short-Term Bond                          6/1/93       5.60       -         -        5.29
_______________________________________________________________________________________________

Income - Tax Exempt

Long-Term(2)**                          3/19/82       6.91      7.06      7.52       -
Intermediate-Term(2)**                  3/19/82       5.43      7.02      7.12       -
Short-Term(2)**                         3/19/82       4.51      5.04      5.49       -
California Bond(2)**                     8/1/89       8.34      7.34       -        7.52
Florida Tax-Free Income(2)**            10/1/93       7.30       -         -        3.17
New York Bond(2)**                     10/15/90       6.34      6.80       -        8.29
Texas Tax-Free Income(2)**               8/1/94       8.56       -         -        9.23
Virginia Bond(2)**                     10/15/90       6.98      7.34       -        8.15
_______________________________________________________________________________________________

Money Market

Money Market(3)                          2/2/81       5.33      4.38      5.85     -
Tax Exempt Money Market(2),(3)**         2/6/84       3.45      3.09      4.23     -
Treasury Money Market Trust(3)           2/1/91       5.18      4.16       -      4.28
California Money Market(2),(3)**         8/1/89       3.37      2.98       -      3.65
Florida Tax-Free Money Market(2),(3)**  10/1/93       3.34       -         -      2.99
New York Money Market(2),(3)**         10/15/90       3.35      2.82       -      3.06
Texas Tax-Free Money Market(2),(3)**     8/1/94       3.31       -         -      3.32
Virginia Money Market(2),(3)**         10/15/90       3.24      2.91       -      3.20
_________________________________________________________________________________________


Non-deposit investment products offered by USAA Investment Management Company are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, USAA Federal Savings Bank, and are subject to investment risks, including possible loss of the principal amount invested.

For more complete information about the mutual funds managed and distributed by USAA IMCO, including charges and expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.

(1) Foreign investing is subject to additional risks, which are discussed in the funds' prospectuses.
(2) Some income may be subject to state or local taxes or the federal alternative minimum tax.
(3) An investment in a money market fund is neither insured nor guaranteed by the U.S. government and there is no assurance that any of the funds will be able to maintain a stable net asset value of $1 per share.
(4) S&P 500(registered trademark) is a trademark of The McGraw-Hill Companies, Inc., and has been licensed for use. The product is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the product.

* Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.

**  IRAs are not available for tax-exempt funds. The Growth and Tax
    Strategy Fund is not available as an investment for your IRA because the majority of its income is tax-exempt. California, Florida, New York, Texas, and Virginia funds available to residents only.

++  Cumulative total return since inception.


(A photo of Michael J.C. Roth, President and Vice Chairman of the Board, appears here)


I am writing this message in late October and every day it seems someone asks what effect the election will have on the financial markets. My frank answer is that I don't know. What I prefer to talk about are things that concern me about the markets and things that give me hope.

My greatest concern is the promises we as a nation have made to our citizens coupled with our unwillingness to face the cost of those promises. Some of these promises are highly noble. We have tried to provide decent housing for those in our midst who cannot afford it. With a decent and safe home most people would have the opportunity to seek the education and work that could lift families out of poverty. But effective solutions are very difficult to achieve, and too often we succeed only in creating generations mired in hopeless dependency. We have promised medical care to the poor and the elderly, but the cost of that care runs away from the tax revenues we have dedicated to it. We have promised a safety net, social security, to our elderly, and we did take decisive steps to raise the tax revenue to fund that. But the excess of social security taxes over benefits, which should have built a meaningful trust fund, has been systematically borrowed by the treasury and spent on other current needs. That trust fund consists solely of promises by the federal government which will have to be funded somehow in the future. And then we have quite properly promised our citizens a strong national defense. These are decent and noble promises but they translate to a debt burden whose service requires a large and growing part of what we produce as a nation.

But there is much we are prone to overlook. We forgot in the 80s that the Japanese borrowed heavily from American knowledge and American methods to work their economic miracle. We forget that the freedom of our society, both political and intellectual, draws bright people from all over the world and allows them and our own citizens the opportunity to take risks and reap the rewards. We are a vibrant nation in the forefront of change that is shaping the world. From IMCO's standpoint this means that there are great opportunities for investors.

We tend, at times, to dwell on the problems. USAA, as a citizen of San Antonio and the other great cities in which we have a presence, has confronted these. Hundreds of our employees are mentors in schools. They and others in our company devote their skills and their money to bettering the lives of people in our communities. But while we in the Investment Management Company participate in these endeavors, our attention is focused on the opportunities that abound in the U.S. and other countries. We see, perhaps more clearly than most people, that those opportunities offer great hope to very many people and that great hope offers great opportunity to our investors.

This election is a small step on a long journey.

Sincerely,


Michael J.C. Roth
President and
Vice Chairman of the Board


                                Fund Performance

The graph and table below compare the total return of the three USAA tax-exempt bond funds for the 10-year period ended September 30, 1996, to the Lehman Brothers Municipal Bond Index, an unmanaged total return performance benchmark for the investment grade tax-exempt bond market. This index, like most broad market indices, is a hypothetical portfolio which, unlike a mutual fund, has no operating expenses or transaction costs. It assumes all income and capital gains are reinvested. All tax-exempt bond funds will find it difficult to outperform such an index, since funds have expenses.


Average Annual Total Returns as of 9/30/96
                                      1 Year    5 Years   10 Years
                                      ------    -------   --------
Long-Term Fund	                      6.91%      7.06%     7.52%
Intermediate-Term Fund                5.43%      7.02%     7.12%
Short-Term Fund                       4.51%      5.04%     5.49%
Lehman Brothers Municipal Bond Index  6.04%      7.45%     7.89%


[A graph is shown here which is a comparison of the change in value of a $10,000 investment for the period of 9/30/86 to 9/30/96, with dividends and capital gains reinvested. The vertical axis shows the dollar amount and the horizontal axis shows the time period. The ending values for the items graphed are:

Lehman Brothers Muni. Bond Index            $21,371
USAA Long-Term Fund                          20,642
USAA Intermediate-Term Fund                  19,885
USAA Short-Term Fund                         17,073]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gains distributions. No adjustment has been made for taxes payable to shareholders on their reinvested dividends and capital gains distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.

The graph on the preceding page shows how the value of a $10,000 investment on September 30, 1986, in the Long-Term, Intermediate-Term, and Short-Term Funds would have grown in value to $20,642, $19,885, and $17,073, respectively, at September 30, 1996. The same $10,000 investment based on the long-term benchmark of the Lehman Brothers Municipal Bond Index for the same time period would be valued at $21,371. This comparison illustrates that the longer the maturities of the bonds in a fund, the higher the potential returns offered to compensate investors for longer exposure to an uncertain future. In other words, the higher the risk, the higher the potential reward. While past performance is no guarantee of future results, the USAA funds generally performed as expected, given their varying maturities -- the longer the maturity, the greater the return.

The exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority or from the alternative minimum tax. Shareholders should consult their tax advisors about the status of distributions from a fund in their own states and localities.

                               Investment Review

LONG-TERM FUND

OBJECTIVE: Provide investors with interest income that is exempt from federal income tax.

TYPES OF INVESTMENTS: Invests primarily in investment grade tax-exempt securities of varying maturities. The average weighted portfolio maturity is 10 years or more.
                                               3/31/96          9/30/96
        Net Assets.................        $1,804.1 Million  $1,875.1 Million
        Net Asset Value Per Share..            $13.17             13.26


        Average Annual Total Returns as of 9/30/96
        March 31, 1996 to September 30, 1996................3.76%**
        1 Year..............................................6.91%
        5 Years.............................................7.06%
        10 Years............................................7.52%

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

        30-Day SEC Yield on September 30, 1996..............5.73%*

* Calculated as prescribed by the Securities and Exchange Commission.


[A graph is shown here comparing the 12-month dividend yield of the USAA Long-Term Fund and the Lipper General Municipal Debt Funds Average from 9/30/87 to 9/30/96. The vertical axis shows the yield and the horizontal axis shows the time period. The values are:

USAA Long-
 Term Fund   8.30   7.55   7.29  7.38  6.93  6.45  5.83  6.01  6.13  5.95

Lipper Gen.
 Muni. Debt.
 Funds Avg.  7.67   7.15   6.97  6.93  6.46  6.02  5.33  5.48  5.17  5.00]


The Lipper General Municipal Debt Funds Average is computed by Lipper Analytical Services, an independent organization that monitors the performance of mutual funds. 12-month dividend yield is computed by dividing income dividends paid during the previous 12 months by the latest month-end net asset value adjusted for capital gains distributions. The graph represents data from 9/30/87 to 9/30/96.

Total  return   equals   income  yield  plus  share  price  change  and  assumes
reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.

Message from the Manager

[A photo of Portfolio Manager, Kenneth E. Willmann, CFA, appears here]

A Trading Range
In the six months ended September 30, 1996, interest rates stayed in a narrow trading range. By that I mean, interest rates have changed sharply from day to day, yet over the entire period they changed only marginally. The graph below illustrates this very well.

[A graph is located here which shows Municipal and U.S. Treasury Bond Yields from 3/29/96 to 9/30/96. The vertical axis shows the yield and the horizontal axis shows the time period. The ending value on 9/30/96 for the 30 year U.S. Treasury is 6.92% and the ending value for the Bond Buyer 40-Bond Index (BBI40) is 5.89%.]

Note: Past performance is no guarantee of future results. The results of the comparison reflect current conditions as regards to tax laws, inflationary trends, and general corporate policies and practices. Investors are encouraged to closely monitor changes in any factor which may affect their investments.

Please note that the top line is the yield of the active 30-year U. S. Treasury Bond, or the "Long Bond" as it is known. This is generally considered the benchmark for long-term interest rates in the U.S. The bottom line in the graph represents the yield of the Bond Buyer 40-bond Index (BBI40), which is the industry standard for the yield of long-term, investment-grade municipal bonds.

Neither of the lines changes very much from beginning to end during the six-month period. The Long Bond yield stood at 6.67% on March 29, 1996, and ended at 6.92% on September 30, 1996. The total difference in yields between those two dates was only .25%. This indication reflects much day-to-day volatility, but nothing too dramatic. Instead, the volatility was both up and down and retraced a similar path several times. For the period, the Long Bond yield fell to its low of 6.60% on April 2, 1996, then peacked twice at its high yield of 7.19%, on June 12, 1996 and again on July 5, 1996. It oscillated several times around 7.00% but always within that range.

The yield of the BBI40 shows even less difference. It started the six-month period at 5.96%, a difference of only .07%! The high yield of 6.22% was reached on June 10, 1996, and the low yield of 5.80% was recorded twice, on August 9, 1996, and again on August 12, 1996. It oscillated several times around 6.00%, but always within that range.

Long-Term Fund
As you would expect, the performance of the Long-Term Fund approximated that of the BBI40. The 30-day SEC Yield was 5.72% on March 31, 1996, and ended the six-month period at 5.73% on September 30, 1996. The high 30-day yield of 5.93% was reached on July 5 and July 8, 1996, and the low of 5.66% was reached on August 12, 1996. The net asset value per share, which moves in the opposite direction from the yield, began this period at $13.17 and ended at $13.26. Its low level of $12.86 fell on June 10 and June 11, 1996, and it rose to $13.89 on August 9 and August 12, 1996. Just like the indices, the Fund experienced short-term volatility. But when you step back and look at the entire six-month period, the volatility all but disappears. Essentially, the income earned in the period was the total return for the period.

Current Economy
The primary cause of the trading range scenario painted above is the uncertainty about the economy which the securities markets are experiencing. The economic statistics coming out of Washington, D.C., are giving a mixed picture of the economic environment. There is a seemingly endless debate going on among professional investors and economists about whether the economy is speeding up or slowing down. More specifically, the debate focuses on whether inflation (which is currently at the lowest level in years) is rising or falling. Inflation is one of the primary drivers of interest rates.

As I write this in mid-October, the upcoming elections also add to the uncertainty in the marketplace. The congressional races loom just as large as the Presidential race. The relationship between the Congress and the Administration is extremely important to formulating, passing and implementing new legislation. Of special interest to investors in tax-exempt municipal bonds and funds is the fact that tax policy originates and is passed within Congress. We will not know the fate of tax reform until after the new Congress meets and sets its priorities.

Strategy
I will continue to follow the strategy of favoring tax-exempt income over capital gains while maintaining a quality portfolio. That strategy certainly paid off for the six months ended September 30, 1996. The annualized dividend yield (1) on the Fund was 5.96%, well ahead of Lipper's General Municipal Debt Funds average of 4.95% for the 236 funds in the category. (2)

(1) Dividend yield is computed by dividing income dividends paid during the previous 6 months by the latest month-end net asset value adjusted for capital gains distributions and annualizing the result.

(2) Lipper Analytical Services is an independent organization that monitors the performance of mutual funds.

[A pie chart is shown here depicting the Portfolio Ratings/Mix as of September 30, 1996 for the USAA Long-Term Fund to be: AAA-13%, AA-30%, A-26%, BBB-28%, and Cash Equivalents-3%.]


This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Rating Group or Fitch Investors Service.

Note: Income may be subject to federal, state or local taxes, or the alternative minimum tax.

See page 25 for a complete listing of the Portfolio of Investments in Securities.

                                Investment Review

INTERMEDIATE-TERM FUND

OBJECTIVE: Provide investors with interest income that is exempt from federal income tax.

TYPES OF INVESTMENTS: Invests primarily in investment grade tax-exempt securities of varying maturities. The average weighted portfolio maturity is between 3 and 10 years.

                                              3/31/96           9/30/96
        Net Assets..................     $1,660.0 Million  $1,690.4 Million
        Net Asset Value Per Share...         $12.77             $12.79


        Average Annual Total Returns as of 9/30/96
        March 31, 1996 to September 30, 1996...............3.06%**
        1 Year.............................................5.43%
        5 Years............................................7.02%
        10 Years...........................................7.12%

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

        30-Day SEC Yield on September 30, 1996.............5.28%*
        * Calculated as prescribed by the Securities and Exchange Commission.


[A graph is shown here comparing the 12-month dividend yield of the USAA Intermediate-Term Fund and the Lipper Intermediate Municipal Debt Funds Average from 9/30/87 to 9/30/96. The vertical axis shows the yield and the horizontal axis shows the time period. The values are:

USAA Inter.
 Term Fund   7.31  7.14  7.01  6.98  6.67  6.07  5.35  5.55  5.50  5.63

Lipper Int.
 Muni. Debt
 Funds Avg. 6.40  6.33  6.42  6.33  5.96  5.46  4.69  4.73  4.53  4.45]

The Lipper Intermediate Municipal Debt Funds Average is computed by Lipper Analytical Services, an independent organization that monitors the performance of mutual funds. 12-month dividend yield is computed by dividing income dividends paid during the previous 12 months by the latest month-end net asset value adjusted for capital gains distributions.
The graph represents data from 9/30/87 to 9/30/96.

Total  return   equals   income  yield  plus  share  price  change  and  assumes
reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.


                            Message from the Manager


[A photo of Portfolio Manager, Clifford A. Gladson, CFA, appears here]

Credit Market Review
Since our report of March 31, 1996, the bond market exhibited a great deal of volatility in its reaction to robust employment statistics and larger than anticipated growth in Gross Domestic Product. After jumping .28% to 5.02% during the first quarter of 1996, 10-year "AA" rated municipal bond yields continued their rise to over 5.40% in June. However, recent government data indicated some moderation in the growth rate of employment and general
economic   activity.   More importantly,  the  inflation  rate for 1996 has
remained below 3%. This caused investor expectations to turn positive and the yield on 10-year "AA" rated municipal bonds fell back to 5.08%.

Fund Performance
Despite the interest rate roller coaster of the last six months, it is my pleasure to report that your Fund continues to post solid performance in both dividend yield and total return.

While past performance is no guarantee of future results, for the first six months of the fiscal year, March 31, 1996 to September 30, 1996, the Fund provided an annualized dividend yield(1) of 5.67%. This is well above the average dividend yield of 4.40% of the 147 funds in the Lipper Intermediate Municipal Debt Fund Index.(2) During this period, the Fund's net asset value per share increased by $.02 to $12.79.

(1) Dividend yield is computed by dividing income dividends paid during the previous 6 months by the latest month-end net asset value adjusted for capital gains distributions and annualizing the result.

(2) Lipper Analytical Services is an independent organization that monitors the performance of mutual funds.

Your Fund's total return(3) for the last six months was 3.06%. This compares quite favorably to the 2.14% average for the Lipper Index.

Why Zero Coupon Bonds . . .
The interaction of all the bonds within the Fund's portfolio is just as important as the relative market value and credit quality of each individual bond. This rather subtle fact was highlighted by a recent inquiry as to why the Fund had invested 10.2% of its net assets in zero coupon bonds.

Before I answer the "why," let me address the "what." A zero coupon bond is a security that makes no periodic payments, but instead is sold at a deep discount from its face value. The interest payments compound at a stated percentage rate until maturity when the bonds are redeemed at a stated face value (par). The initial discount reflects the yield required for the purchase price to compound up to par at maturity. The buyer of such a bond receives the rate of return by the gradual appreciation of the security, which is redeemed at face value, or par, on a specified maturity date.

Since zero coupon bonds do not pay cash income until maturity, the only way an individual can receive the amortized income is to sell a portion of the bonds. Mutual fund accounting rules specify that interest income, including that earned by zero coupon bonds, be recognized daily and periodically distributed to shareholders. The shareholder receives tax-exempt income, as it is earned by the zero coupon bond, from cash on hand or from bond maturities, calls or sinking fund payments. Additional advantages of owning a bond fund are listed in the USAA Short-Term Fund narrative on page 14.

Zero coupon bonds eliminate coupon reinvestment risk. However, the lump sum payment at maturity increases the price sensitivity of the zero coupon bond to changes in interest rates. Because of its higher price volatility, investors demand a higher yield for a zero coupon bond than a bond that distributes a semiannual coupon payment.

 . . . Help Shareholders Zero in on Income
Given that the Fund's top priority is to pursue tax-exempt income with total return a secondary consideration, how do zero coupon bonds promote the Fund's investment objectives and enhance performance?

While 10.2% of the Fund is invested in zero coupon bonds, over 40% of the Fund is invested in bonds purchased at a time when par value bonds had rather high coupons. The current value of these high coupons causes the bonds to be priced at a significant premium above par. While these premium bonds have produced a solid stream of tax-exempt income, they expose the portfolio to significant coupon reinvestment risk and early redemption risk. In addition, the price of premium bonds tends to be relatively insensitive to changes in interest rates.

(3) Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions.

Combining zero coupon bonds with premium bonds creates a portfolio that has the weighted average maturity, coupon, and price sensitivity similar to an intermediate-term coupon bond that is priced near par. But, while past performance is no guarantee of future results, the combination of zero coupon bonds and premium bonds historically has provided a greater tax-exempt dividend distribution yield than a coupon bond priced near par. This is thanks to the high coupons of the premium bonds and the higher yields of the zero coupon bonds.

Current Market Conditions
The credit market lacks a consensus on what level of economic growth can be sustained without causing inflation to rise above 3%. This type of uncertainty can make interest rates rather volatile. In an effort to smooth out volatility in total return, we will continue the Fund's concentration on its objective of providing investors with interest income that is exempt from federal income tax.


[A pie chart is shown here depicting the Portfolio Ratings/Mix as of September 30, 1996 for the Intermediate-Term Fund to be: AAA - 21%, AA - 9%, A - 41%, BBB - 24%, BB - 4% and Cash Equivalents - 1%.]

This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Rating Group or Fitch Investors Service. Unrated securities that have been determined by USAA IMCO to be of equivalent investment quality to categories AAA and BBB account for .4% and .4%, respectively, of the Fund's investments.

Note: Income may be subject to federal, state or local taxes, or the alternative minimum tax.

See page 32 for a complete listing of the Portfolio of Investments in Securities.

                                Investment Review

SHORT-TERM FUND

OBJECTIVE: Provide investors with interest income that is exempt from federal income tax.

TYPES OF INVESTMENTS: Invests primarily in investment grade tax-exempt securities of varying maturities. The average weighted portfolio maturity is 3 years or less.

                                            3/31/96         9/30/96
        Net Assets.................     $774.0 Million   $785.0 Million
        Net Asset Value Per Share..         $10.57           10.57


        Average Annual Total Returns as of 9/30/96
        March 31, 1996 to September 30, 1996.........2.36%**
        1 Year.......................................4.51%
        5 Years......................................5.04%
        10 Years.....................................5.49%

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

        30-Day SEC Yield on  September  30,  1996.......4.43%
* Calculated  as prescribed by the Securities and Exchange Commission.

[A graph is shown here comparing the 12-month dividend yield of the USAA Short-Term Fund and the Lipper Short-Term Municipal Debt Funds Average from 9/30/87 to 9/30/96. The vertical axis shows the yield and the horizontal axis shows the time period. The values are:

USAA Short-
 Term Fund   5.80  5.96  6.35  6.51  6.14  5.15  4.44  4.30  4.65  4.71

Lipper Short-
 Term Muni.
 Debt Funds
 Average     5.37  5.63  6.04  6.20  5.80  4.92  4.11  3.76  4.15  4.09]

The Lipper Short-Term Municipal Debt Funds Average is computed by Lipper Analytical Services, an independent organization that monitors the performance of mutual funds. 12-month dividend yield is computed by dividing income dividends paid during the previous 12 months by the latest month-end net asset value adjusted for capital gains distributions. The graph represents data from 9/30/87 to 9/30/96.

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.


                            Message from the Manager

[A photo of Portfolio Manager, Clifford A. Gladson, CFA, appears here]

Credit Market Review
For the first six months of the fiscal year, March 31, 1996 to September 30, 1996, interest rates for 5-year "AA" rated municipal securities ended at the same level as they began, 4.50%. While the yields for bonds with longer maturities were quite volatile during this period, the relative stability of short-term municipal interest rates reflected the thin supply of new municipal issues and the steady investor demand for short-term maturities.

Fund Performance
In the six months since our report of March 31, 1996, your Fund provided an annualized dividend yield(1) of 4.66%. This is .56% above the 4.10% average dividend yield for the 32 funds in the Lipper Short-Term Municipal Debt Fund Index.(2) The Fund's $10.57 net asset value per share on September 30, 1996, remained the same as it was on March 31, 1996.

(1) Dividend yield is computed by dividing income dividends paid during the previous 6 months by the latest month-end net asset value adjusted for capital gains distributions and annualizing the result.

(2) Lipper Analytical Services is an independent organization that monitors the performance of mutual funds.

Owning a Bond Fund Versus an Individual Bond: Viva La Difference
There are significant differences between owning shares of an open-end municipal bond fund and the direct ownership of a municipal bond.

Bond funds do not mature. Bond funds typically maintain a relatively constant maturity and price sensitivity to interest rate movements. Individual bonds have a definite maturity date and, as time to maturity shortens, they become less sensitive to interest rate fluctuations.

Bond funds employ professional managers and expert credit analysts to scan the thousands of issuers and tens of thousands of individual issues to select securities that, in their analysis, offer the best value. This search is based on the risk and reward characteristics of the bond combined with the credit, liquidity, and maturity requirements defined within the fund's specific prospectus. Bonds trade in a decentralized over-the-counter market. Each transaction is the result of a unique negotiation. Individuals who purchase bonds rarely have the resources, training, and market scope that bond funds enjoy. Bond funds not only have access to a wider universe of offerings, but also have greater bargaining power.

Bond funds provide liquidity. The fund's investor can redeem shares at the fund's end-of-day net asset value. The mutual fund management team selects and negotiates the sale of bonds that best meets the interest of the shareholders. By contrast, an individual selling a municipal bond should offer the bond to a number of brokers to negotiate a fair market price and then be ready to deliver the bonds for cash settlement in three days.

Bond funds efficiently reinvest coupon interest, sinking fund payments, and the proceeds from calls or principal at maturity. While individual bonds may be denominated in $1,000 increments, an order for a $1 million block of bonds has a distinct advantage in negotiating a lower difference in the bid and asked price (the spread, markup, or commission) than an order for $1,000.

Bond funds offer diversification that helps to reduce both credit risk and reinvestment risk from coupon payments and early redemptions. In addition, diversification of the bonds within the fund's portfolio by their financial characteristics, coupon, maturity and calls, may be used to potentially reduce interest rate risk and enhance overall performance. For a specific example of this type of diversification, see the USAA Intermediate-Term Fund narrative on page 10.

Bond funds provide record keeping and worry-free custodial services. Fund accountants keep comprehensive records and publish monthly account statements. An independent custodian validates all securities purchased by the fund and provides safekeeping for as long as the fund owns the bonds. Individual bonds offer no record keeping services. Additionally, the individual bondholder must arrange for safe storage or rely on a brokerage firm to hold the security.

Current Market Conditions
Even though the Federal Reserve did not raise short-term interest rates at its August session, if the anticipated moderation in growth of Gross Domestic Product fails to materialize or inflation rises above 3%, short-term interest rates could spike up. The Fund is structured to moderate the effects of rising interest rates on net asset value. We typically invest 15 to 20 percent of Fund assets in variable rate demand notes (VRDNs).(3) The VRDN's frequent rate adjustment feature, every seven days or less, results in a security with little price sensitivity to changes in interest rates, but quickly captures the additional yield available from a rise in short-term interest rates.

(3) Variable rate demand note (VDRN): A note representing borrowings that is payable on demand and that bears interest tied to a money market rate.

[A pie chart is shown here depicting the Portfolio Ratings/Mix as of September 30, 1996 for the USAA Short-Term Fund to be: AAA - 14%, AA - 15%, A - 32%, BBB - 17%, BB - 2% and Cash Equivalents - 20%]

This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Rating Group or Fitch Investors Service. Unrated securities that have been determined by USAA Investment Management Company to be of equivalent investment quality to categories A and BBB account for .9% and .6%, respectively, of the Fund's investments.

Note: Income may be subject to federal, state or local taxes, or the alternative minimum tax.

See page 44 for a complete listing of the Portfolio of Investments in Securities.

                                Investment Review

TAX EXEMPT MONEY MARKET FUND

OBJECTIVE: Provide investors with interest income that is exempt from federal income tax while preserving capital and maintaining liquidity.

TYPES OF INVESTMENTS: High quality tax-exempt securities with maturities of 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will endeavor to maintain a constant net asset value per share of $1.00.*

*An investment in this Fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

                                           3/31/96            9/30/96
        Net Assets...................  $1,529.2 Million  $1,479.8 Million
        Net Asset Value Per Share...       $1.00               $1.00


        Average Annual Total Returns as of 9/30/96
        March 31, 1996 to September 30, 1996........1.66%*
        1 Year......................................3.45%
        5 Years.....................................3.09%
        10 Years....................................4.23%

*Total returns for periods of less than one year are not annualized. The six-month return is cumulative.


        7-Day Simple Yield on September 30, 1996.....3.47%

[A graph is shown here comparing the 7-day yield of the USAA Tax Exempt Money Market Fund and the IBC/Donoghue's SB & GP (Tax-Free) from 9/95 to 9/96. The vertical axis shows the yield and the horizontal axis shows the time period. The ending value, on 9/30/96, for the USAA Tax Exempt Money Market Fund is
3.47 and the ending value for the IBC/Donoghue's SB & GB (Tax-Free) is 3.13%.]

Total  return   equals   income  yield  plus  share  price  change  and  assumes
reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Past performance is no guarantee of future results and the value of your investment may vary according to the Fund's performance. The graph tracks the Fund's 7-day simple yield against IBC/Donoghue's SB (Stock Broker) and GP (General Purpose) (Tax-Free) Money Funds, an average of all major money market fund yields.

                            Message from the Manager

[A photo of Portfolio Manager, Thomas Ramos, CFA, appears here.]

Credit Market Review
With economic numbers reflecting a modestly strengthening economy, interest rates have increased slightly. Since our last report, long-term Treasury rates have moved from 6.7% to 6.9% at the end of September 1996. With a similar movement, one-year Treasury rates have moved from 5.4% to 5.7%. In the same period, one-year tax-exempt notes moved from 3.52% to 3.88%. Currently, one-year tax-exempt notes are at 3.75% or about 67% of Treasuries.

Strategy
Portfolio management is a dynamic process. As the portfolio manager for the Fund, I am constantly seeking ways to meet the Fund's objective of providing shareholders a competitive tax-exempt return while achieving a stable net asset value. For this semiannual report I want to focus on some of the techniques I use in my attempts to lessen credit risks. Whenever I believe a particular market sector represents undue risk to the portfolio, I limit the exposure or avoid that sector. For example, during California's downturn, I consciously avoided California counties. Our analysis led us to believe counties were experiencing the most pressure from a slowing economy and an increased demand for social services. More recently, we have limited our exposure to Japanese banks. Although there has been no fundamental break in the financial condition of major Japanese banks, it has appeared at times to be a potential concern leading us to place internal limits on our exposure. Also, even though regulations governing money market funds allow a fund to have up to 10% of its assets in a given credit guarantor, we have placed stricter internal limits on this exposure. These limits, we believe, diversify the portfolio and may help lessen credit risk.

The Portfolio
We remain a selective buyer of fixed-rate notes. Whenever the market has given us an opportunity, we have committed the Fund's assets, buying issues that generally have maturities of one year. These issues are rated in the highest category and are internally researched and determined to be strong credits.
The new purchases represent debt from school districts, utilities, and general obligations from municipalities.

The majority of the portfolio remains in variable rate demand notes.(1) While past performance is no guarantee of future results, these securities have historically provided competitive returns. In this environment we believe they are sound investments.

Overall, we remain comfortable with the current structure of the portfolio as it reflects our long-standing position of holding sound credits that provide competitive returns to our shareholders.

(1) Variable rate demand note: A note that is payable on demand that bears interest tied to a money market rate.

[A graph is located here showing the growth of $10,000 from 9/30/86 to 9/30/96, invested in the USAA Tax-Exempt Money Market Fund. The vertical axis shows the dollar amount and the horizontal axis shows the time period. The ending value is $15,133.]

Past performance is no guarantee of future results and the value of your investment may vary according to the Fund's performance. Income may be subject to Federal, State or local taxes or to the alternative minimum tax.

An investment in any money market fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

See page 53 for a complete listing of the Portfolio of Investments of Securities.


Statements of Assets and Liabilities
(In Thousands)

September 30, 1996
(Unaudited)
                                                                                                                     Tax Exempt
                                                                     Long-Term       Intermediate-    Short-Term     Money Market
                                                                       Fund             Fund             Fund            Fund

Assets
   Investments in securities, at market value
      (identified cost of $1,770,986, $1,600,329,
      $767,335 and $1,478,819, respectively)                          $1,865,484     $1,661,968        $773,729    $1,478,819
   Cash                                                                      640         10,684          13,509         7,928
   Receivables:
      Capital shares sold                                                    114            255             373         1,190
      Interest                                                            31,393         25,001          10,067         9,003
      Securities sold                                                     39,960         14,746               -        10,015
                                                                     ------------    -----------     ----------    -----------
         Total assets                                                  1,937,591      1,712,654         797,678     1,506,955
                                                                      -----------    ----------      ----------    -----------
Liabilities
   Securities purchased                                                   58,303         19,300          11,182        22,579
   Capital shares redeemed                                                   773            498             732         3,760
   USAA Investment Management Company                                        421            385             179           346
   USAA Transfer Agency Company                                               87             88              52            82
   Accounts payable and accrued expenses                                     180            131              84           133
   Dividends on capital shares                                             2,687          1,827             495           216
                                                                        ----------     ----------     ----------   -----------
         Total liabilities                                                62,451         22,229          12,724        27,116
                                                                        ----------     ----------      ---------   -----------

          Net assets applicable to capital shares outstanding         $1,875,140     $1,690,425        $784,954    $1,479,839
                                                                     ===========    ============      =========   ===========
Represented by:
   Paid-in capital                                                    $1,832,962     $1,637,560       $782,372     $1,479,839
   Accumulated net realized loss on investments                         (52,320)         (8,774)        (3,812)            -
   Net unrealized appreciation of investments                             94,498         61,639          6,394             -
                                                                      -----------    -----------      ----------   -----------
            Net assets applicable to capital shares outstanding     $  1,875,140    $  1,690,425      $784,954     $1,479,839
                                                                    ==============   ============     ==========   ===========
   Capital shares outstanding                                            141,403         132,173        74,250      1,479,839
                                                                    ==============   ============     ==========   ===========
   Net asset value, redemption price, and offering price per share      $ 13.26      $  12.79          $  10.57         $1.00
                                                                    ==============   ============     ==========   ===========

See accompanying notes to financial statements.




Categories & Definitions
Portfolios of Investments in Securities

September 30, 1996
(Unaudited)

Fixed Rate Instruments -- consist of municipal bonds, notes, and commercial paper. The coupon rate is constant to maturity. Prior to maturity, the price of a fixed rate instrument generally varies inversely to the movement of interest rates. At maturity, the security pays face value.

Put Bonds -- provide the right to tender, or put, the bond for redemption at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity to the next tender date. Between tender dates, the price of a put bond generally varies inversely to the movement of interest rates.

Variable Rate Demand Notes (VRDN) -- provide the right, on any business day, to demand, or put, the security for redemption at face value on either that day or in seven days. The interest rate is adjusted at the stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. In money market funds, the effective maturity is equal to either the date on which the underlying principal amount may be recovered through demand or the next rate adjustment date consistent with applicable regulatory requirements. In bond funds, the effective maturity is the next put date. Most VRDNs possess a credit enhancement.

Credit Enhancement (CRE) -- adds the financial strength of the provider to support the underlying obligor's debt service obligations and/or the put option. The enhancement may be provided by either a high quality bank, insurance company, or other corporation, or a collateral trust. Typically, the rating agencies evaluate the security based upon the credit standing of the credit enhancement.


Long-Term Fund
Portfolio of Investments in Securities
(In Thousands)

September 30, 1996
(Unaudited)
  Principal                                                        Coupon       Final         Market
   Amount                    Security                               Rate      Maturity         Value


                         Fixed Rate Instruments (96.9%)
               Alabama
 $   3,750     Baldwin County Health Care RB, Series 1996           6.75%     4/01/21        $  3,768

               Alaska
               Housing Finance Corp. Collateralized RB,
     9,950        1991 Second Series                                6.90       6/01/32         10,358
    16,820        1993 First Series                                 5.88      12/01/35         16,379
    10,000        1994 First Series                                 6.70      12/01/19         10,366
    15,195        1995 First Series                                 6.55      12/01/37         15,604
               Valdez Marine Terminal RB,
    21,175        Series 1985A                                      7.00      12/01/25         22,794
    55,000        Series 1993C                                      5.65      12/01/28         52,491

               Arizona
    16,745     Salt River Project Agriculture and Power
                  District Electric System RB, Series 1987E         7.25       1/01/17(a)      17,398

               California
    11,500     Los Angeles Regional Airport Improvement
                  Corp. Refunding RB                                6.35      11/01/25         11,688
    17,000     Sacramento Cogeneration Auth. RB, Series 1995        6.50       7/01/21         17,353
    74,000     San Joaquin Hills Transportation Corridor
                  Agency RB                                         6.75       1/01/32         76,250

               Colorado
    51,910     Colorado Springs Utilities RB, Series 1996A          5.75      11/15/25         51,945 (c)
    14,200     Health Facilities Auth. Hospital RB,
                  Series 1993                                       6.63       2/01/13         14,448
    11,480     Summit County Sports Facilities RB,
                  Series 1990                                       7.88       9/01/08         13,475

               Connecticut
               Health and Educational Facilities Auth. RB,
    11,700        Series 1992D                                      6.80       7/01/22         11,845
     4,000        Series 1996C                                      6.63       7/01/26          4,070

               District of Columbia
    12,110     Health Facilities Mortgage RB, Series 1985           7.75       8/01/29         12,539
     8,000     Hospital RB, Series 1992B                            7.00       8/15/15          8,277

               Florida
    54,680     Dade County Special Obligation Refunding Bond,
                  Series 1996B (CRE)                                6.50(b)   10/01/32          5,774

               Georgia
    20,000     GO, Series 1995B                                     3.20       3/01/15         14,830
    10,000     Savannah Economic Development Auth. PCRB,
                  Series 1995                                       6.15       3/01/17         10,378

               Illinois
               Chicago Gas Supply RB,
    13,500        Series 1985B                                      7.50       3/01/15         14,886
     7,500        Series 1985C                                      7.50       3/01/15          8,270
    24,250        Series 1995A                                      6.10       6/01/25         24,474
    13,725     Chicago-O'Hare International Airport RB,
                  Series 1994                                       8.20      12/01/24         15,877
     6,700     Development Finance Auth. RB,
                  Series 1996B (CRE)                                6.40       9/01/31          6,755 (c)
    21,910     Educational Facilities Auth. RB                      5.70      12/01/25         20,863
               Health Facilities Auth. RB,
     3,700        Series 1988                                       8.10      12/01/03          3,743
    17,775        Series 1992                                       7.00       1/01/15         18,393
    10,170        Series 1993A                                      6.95      11/15/13         10,405
    16,360        Series 1993A                                      7.00      11/15/19         16,555
    12,540        Series 1993B                                      6.95      11/15/13         12,829
     6,745        Series 1993B                                      7.00      11/15/19          6,826
    19,600     Quincy Hospital RB, Series 1993                      6.00      11/15/18         18,722
    10,980     Regional Transport Auth. GO,
                  Series 1994C (CRE)                                7.10       6/01/25         12,291

               Indiana
     5,475     Fifth Avenue Housing Development Corp. RB,
                  Series 1992C                                      7.25       7/01/25          5,703
   100,675     Health Facility Financing Auth. RB,
                  Series 1992C                                      7.89(b)    7/01/23         14,329
    41,750     Indianapolis Airport Facility RB                     6.80       4/01/17         43,849

               Kansas
    60,245     Sedgwick County Mortgage Loan RB,
                  Senior Series 1991A                              7.11(b)    12/01/22          8,778

               Louisiana
     9,000     Delhi IDA RB, Series 1982                           7.50       12/01/12          9,316
    25,730     Lake Charles Harbor and Terminal District
                  Port Facilities RB                               7.75        8/15/22         28,813

               Massachusetts
    24,000     GO, Series 1991A                                    7.63        6/01/08(a)      27,401
    20,125     Health and Educational Facilities Auth. RB,
                  Series G1                                        5.50       12/01/27         18,632

               Michigan
     9,900     Battle Creek Downtown Development Auth.
                  Development Bonds, Series 1994                   7.60        5/01/16         11,479
               Hospital Finance Auth. RB,
    15,500        Series 1994A                                     7.50       10/01/27         16,327
     7,250        Series 1995                                      6.70        1/01/26          7,306
     6,500     Job Development Auth. RB, Series 1990A (CRE)        8.00       12/01/13          7,149

               Minnesota
    50,690     St. Paul Housing and Redevelopment Auth.
                  Hospital RB, Series 1993A                        6.63       11/01/17         51,289

               Mississippi
               Lafayette County Hospital RB,
     2,940        Series 1991A                                     7.95        3/01/16          3,170
    15,175        Series 1991B                                     7.95        3/01/16         16,362
               Union County Hospital RB,
     4,450        Series 1991A                                     7.95        3/01/16          4,775
     8,350        Series 1991B                                     7.95        3/01/16          8,959

               Missouri
     5,000     Health and Educational Facilities RB,
                  Series 1996A                                     6.38        2/01/27          5,017

               Montana
     3,600     Health Facilities Auth. RB, Series 1996             6.38        6/01/18          3,515

               Nevada
    15,650     Humboldt County PCRB, Series 1984                   8.30       12/01/14         18,408

               New Hampshire
    10,785     Higher Educational and Health Facilities
                  Auth. RB, Series 1993                            6.38        7/01/23         10,695
    31,085     Single-Family Mortgage Finance Auth. RB,
                  Series 1993B                                     6.05        7/01/25         30,664

               New Mexico
    16,000     Chaves County Hospital RB                           7.25       12/01/22         16,657
    30,100     Lordsburg PCRB                                      6.50        4/01/13         31,497

               New York
               Dormitory Auth. RB,
    22,250        Series 1993C (State Univ. System)                5.40        5/15/23         20,211
    20,000        Series 1996 (Department of Health)               5.50        7/01/25         18,305
    21,500        Series 1996B (Mental Health Services)            6.00        8/15/16         21,547
               Housing Finance Agency,
    11,000        MFH RB, Series 1996A (CRE)                       6.13       11/01/20         11,013
    10,500        Service Contract RB, Series 1996A                6.00        3/15/26         10,245
    75,745     Housing New York Corp. MFH RB                       5.00       11/01/18         65,707
               Medical Care Facilities Finance Agency RB,
    36,275        Series 1994A (New York Hospital) (CRE)           6.90        8/15/34         39,895
    13,900        Series 1995A (Brookdale Hospital)                6.85        2/15/17         14,410
    50,000     New York City GO, Series 1995B                      7.25        8/15/19         53,663
    65,250     New York City Municipal Water Finance RB,
                  Series 1996B                                     5.88        6/15/26         64,654

               North Carolina
    19,525     Housing Finance Agency RB, Series R                 6.95        9/01/23         20,608

               Oklahoma
     2,695     Valley View Hospital Auth. RB, Series 1996          6.00        8/15/14          2,554

               Pennsylvania
    27,470     Philadelphia Gas Works RB, 14th Series              6.38        7/01/26         28,047

               Puerto Rico
               Electric Power Auth. RB,
    21,175        Series T                                         6.38        7/01/24         22,021
    25,450        Series X                                         6.13        7/01/21         25,939
    10,000     Highway and Transportation Auth. RB,
                  Series 1996Y                                     5.50%       7/01/36          9,505

               Rhode Island
    25,000     Housing and Mortgage Finance Corp. SFH RB,
                  Series 15-A                                      6.85       10/01/24         26,299

               Texas
    19,500     Bell County Health Facilities Development
                  Corp. RB, Series 1989                            6.50        7/01/19         20,574
     6,630     Department of Housing and Community
                  Affairs RB, Series 1991A                         6.95        7/01/23          6,943
    12,500     Harris County Health Facilities RB,
                  Series 1992                                      7.13        6/01/15         13,394
    19,300     Harris County IDC RB, Series 1992                   6.95        2/01/22         20,407
    21,055     San Antonio Electric and Gas RB, Series 1989A       6.00        2/01/14         21,340
    10,435     Tyler Health Facilities Development Corp. RB,
                  Series 1993B                                     6.75       11/01/25         10,381

               Virginia
     9,000     Henrico County IDA Hospital RB, Series 1985C        7.50        9/01/11(a)      10,056
    15,000     Housing Development Auth. Commonwealth
                  Mortgage RB, Series 1990B, Subseries B5          6.90        7/01/13         15,591
    21,950     Peninsula Ports Auth. RB, Series 1992               7.38        6/01/20         23,295

               Washington
    14,000     Chelan County Development Corporation PCRB,
                  Series 1995                                      5.85       12/01/31         13,854
     3,500     Housing Finance Commission Housing RB,
                  Series 1996A (CRE)                               6.85        7/01/21          3,545
    66,485     King County GO, Series 1994A                        6.25        1/01/34         68,945
    73,500     Seattle Metropolitan Sewer RB, Series V             6.20        1/01/32         74,344

               West Virginia
    12,500     Water Development Auth. RB,
                  Series 1991A (CRE)                               7.00       11/01/25         13,527

               Wisconsin
    20,000     Wisconsin Center District Tax RB, Series 1996B      5.75       12/15/27         19,434

               Wyoming
    33,735     Community Development Auth. SFH RB,
                  Series 1993A                                     6.10        6/01/33          33,799
                                                                                          --------------
               Total fixed rate instruments (cost: $1,722,563)                              1,817,061
                                                                                          --------------

                        Variable Rate Demand Notes (2.6%)

               Alabama
     8,600     McIntosh IDA PCRB, Series 1986 (CRE)                3.80        7/01/04          8,600

               California
     6,768     Irvine Assessment RB #95-12,
                  Series 1996A (CRE)                               3.65        9/01/21          6,768
     3,200     Irvine Ranch Water District RB,
                  Series 1985 (CRE)                                3.65       10/01/05          3,200
     4,300     Pollution Control Financing Auth. PCRB,
                  Series 1996F (CRE)                               3.90       11/01/26          4,300
     4,155     Richmond Joint Powers Financing Auth.
                  Lease RB, Series 1994 (CRE)                      3.80        9/01/04          4,155

               Florida
     1,000     Martin County PCRB, Series 1994                     4.00        9/01/24          1,000
     4,000     St. Lucie County PCRB, Series 1993                  4.00        1/01/26          4,000
               University Athletic Association RB,
     2,000        Series 1990 (CRE)                                3.95        2/01/20          2,000
     1,200        Series 1994 (CRE)                                3.95        2/01/20          1,200

               Louisiana
     1,700     East Baton Rouge Parish PCRB, Series 1993           4.00        3/01/22          1,700

               Michigan
     7,300     Strategic Fund Ltd. Obligation RB, Series 1994      3.80        2/01/09          7,300

               Oregon
     3,200     Port St. Helens PCRB, Series 1985A (CRE)            3.90        4/01/10          3,200

               Texas
     1,000     Gulf Coast Waste Disposal Auth. PCRB,
                  Series 1992                                      3.70       10/01/17          1,000
                                                                                          --------------
               Total variable rate demand notes (cost: $48,423)                                48,423
                                                                                          --------------
               Total investments (cost: $1,770,986)                                       $ 1,865,484
                                                                                          ==============

Long-Term Fund
Portfolio of Investments in Securities (continued)

September 30, 1996
(Unaudited)

                                    Portfolio Summary By Industry
                            ---------------------------------------------
                       Hospitals                                       19.0%
                       Single-Family Housing                           10.4
                       Electric Power                                   9.0
                       General Obligations                              7.3
                       Gas Utilities                                    4.1
                       Oil - International                              4.1
                       Toll Roads                                       4.1
                       Escrowed Securities                              4.0
                       Sewer                                            4.0
                       Water/Sewer                                      3.6
                       Buildings                                        3.5
                       Special Assessment/Tax/Fee                       2.8
                       Education                                        2.7
                       Air Freight                                      2.3
                       Healthcare - Miscellaneous                       2.1
                       Metals - Miscellaneous                           1.7
                       Airlines                                         1.5
                       Distribution & Pipelines                         1.5
                       Nursing Care                                     1.5
                       Ports/Wharfs                                     1.5
                       Multi-Family Housing                             1.4
                       Aluminum                                         1.2
                       Leasing                                          1.1
                       Student Loan                                     1.1
                       Other                                            4.0
                                                                     ---------
                       Total                                           99.5%
                                                                     =========


                           Portfolio Summary By State
-------------------------------------------------------------------------------------------------------

Alabama                       .7%      Alaska                   6.8%      Arizona                  .9%
California                   6.6       Colorado                 4.3       Connecticut              .8
District of Columbia         1.1       Florida                   .7       Georgia                 1.3
Illinois                    10.2       Indiana                  3.4       Kansas                   .5
Louisiana                    2.1       Massachusetts            2.5       Michigan                2.6
Minnesota                    2.7       Mississippi              1.8       Missouri                 .3
Montana                       .2       Nevada                   1.0       New Hampshire           2.2
New Mexico                   2.6       New York                17.1       North Carolina          1.1
Oklahoma                      .1       Oregon                    .2       Pennsylvania            1.5
Puerto Rico                  3.1       Rhode Island             1.4       Texas                   5.0
Virginia                     2.6       Washington               8.6       West Virginia            .7
Wisconsin                    1.0       Wyoming                  1.8                             -------
                                                                           Total                 99.5%
                                                                                                =======


Intermediate-Term Fund
Portfolio of Investments in Securities
(In Thousands)


September 30, 1996
(Unaudited)
  Principal                                                        Coupon       Final         Market
   Amount                    Security                               Rate      Maturity         Value

                         Fixed Rate Instruments (88.6%)

               Alabama
 $   2,000     Baldwin County Health Care Auth. Hospital RB,
                  Series 1996                                      6.75%       4/01/15    $      2,017

               Alaska
     8,400     Housing Finance Corp. Mortgage RB,
                  Series 1996A                                     6.00       12/01/15           8,333

               Arizona
     4,000     Educational Loan Marketing Corp. RB,
                  Series 1992A                                     6.70        3/01/00           4,113

               Arkansas
     7,520     Mississippi County Hospital RB, Series 1992B        6.85       11/01/02           8,031
     8,635     St. Francis County Hospital RB, Series 1985         6.50        2/01/05           8,990
     2,385     Student Loan RB, Series 1991                        7.15        6/01/02           2,537

               California
     7,100     Central Valley Financing Auth. RB                   6.10        7/01/13           7,040
    10,500     Contra Costa Transportation Auth. RB,
                  Series 1991A (CRE)                               6.30(b)     3/01/03           7,747
               Foothill/Eastern Transportation Corridor
                  Agency RB,
    10,000        Series 1995A                                     6.87(b)     1/01/10           6,209
    15,000        Series 1995A                                     7.10(b)     1/01/11           9,326
     9,085        Series 1995A                                     6.82(b)     1/01/13           5,679
               Housing Finance Agency RB,
     5,775        Series 1996A (CRE)                               5.50        8/01/08           5,749
     1,095        Series 1996A (CRE)                               5.60        8/01/09           1,090
     5,840        Series 1996A (CRE)                               5.70        8/01/10           5,812
    25,980     Pleasanton Joint Powers Financing Auth. RB,
                  Series 1993A                                     6.00        9/01/05          27,201
     3,300     Sacramento Cogeneration Auth. RB, Series 1995       6.38        7/01/10           3,363
               San Joaquin Hills Transportation RB,
     3,525        Series 1993                                      7.05(b)     1/01/05           2,728
     8,305        Series 1993                                      7.87(b)     1/01/06           6,462
     5,000        Series 1993                                      7.50(b)     1/01/07           3,897
    16,795        Series 1993                                      7.71(b)     1/01/08          13,115
    12,695     Southern California Public Power Auth. RB,
                  Series 1992                                      6.10(b)%    7/01/04           8,371

               Colorado
     5,200     Arapahoe County IDA RB, Series 1991                 7.00        2/01/01           5,598
     6,500     Health Facilities Auth. Hospital RB,
                  Series 1993                                      6.63        2/01/13           6,613
    10,310     Student Obligations RB, Series 1991A-2              6.90        9/01/02          10,822

               Connecticut
    10,000     Mashantucket (Western) Pequot Tribe RB,
                  Series 1996A                                     6.40        9/01/11          10,099(c,e)

               District of Columbia
               GO,
     9,000        Series 1987A                                     7.40        6/01/99           9,207
    27,750        Series 1993A                                     5.80        6/01/04          27,260
     7,500        Series 1994A-3                                   5.50        6/01/06           7,075
    11,780        Series E                                         5.75        6/01/05          11,435
    12,000        Series E                                         5.75        6/01/06          11,535
     6,250     Hospital RB, Series 1992B                           6.75        8/15/07           6,508

               Florida
               Dade County RB,
     7,260        Series 1996B (CRE)                               5.80(b)    10/01/09           3,560
     7,410        Series 1996B (CRE)                               5.90(b)    10/01/10           3,393
     8,255        Series 1996B (CRE)                               6.00(b)    10/01/11           3,523
     8,610        Series 1996B (CRE)                               6.10(b)    10/01/12           3,360
     8,760        Series 1996B (CRE)                               6.20(b)    10/01/13           3,224
     5,000     Housing Finance Agency MFH RB, Series 1984C         6.25       12/01/06           5,267
     3,610     Miami Health Facilities Auth. RB,
                  Series 1988A                                     7.75        8/01/00           3,823
     5,935     Nassau County PCRB, Series 1989                     7.65        6/01/06           6,340
     5,000     North Miami Educational Facilities RB               6.10        4/01/13           4,944
     2,465     Pensacola Health Facilities RB, Series 1988         7.50        1/01/98           2,567

               Georgia
     7,300     Gwinnett County MFH RB, Series 1985B (CRE)          7.50        6/01/98           7,588
     8,760     Metropolitan Atlanta Rapid Transit RB,
                  Series M                                         6.25        7/01/03           9,417
     6,500     Municipal Electric Auth. RB, Series Q               7.75        1/01/00           6,864

               Illinois
     3,000     Bedford Park Tax Increment RB, Series 1993          7.38%      12/01/04           3,462
    21,235     Chicago-O'Hare International Airport RB,
                  Series 1994A (CRE)                               6.20        1/01/07          22,522
    10,110     Development Finance Auth. RB, Series 1995           7.00        3/01/07          10,375
               Health Facilities Auth. RB,
     2,585        Series 1989                                      7.75        5/15/00(a)        2,843
     6,700        Series 1992                                      7.00        1/01/07           7,123
     8,000        Series 1993B (CRE)                               5.75        8/15/14           7,833
     3,150        Series 1996                                      6.00        1/01/06           3,165
     7,815        Series 1996                                      6.38        1/01/15           7,836
     1,320     Independent Higher Education Loan Auth. RB,
                  Series 1985 (CRE)                                7.50       12/01/99           1,323

               Indiana
               Health Facility Financing Auth. RB,
       620        Series 1991                                      8.50        9/01/97             637
       205        Series 1991                                      8.50        9/01/98             210
       205        Series 1991                                      8.50        9/01/99             210
    11,300        Series 1993                                      5.40       11/01/05          11,510
     5,900        Series 1993                                      5.90       11/01/09           5,930
    16,800        Series 1994                                      6.20        7/01/09          17,188
               Marion County Hospital Auth. RB,
     8,400        Series 1992                                      6.10       10/01/03           8,779
     6,500        Series 1992                                      6.55       10/01/08           6,834
               Pike Township School Building Corp. RB,
     4,600        Series 1992A                                     6.00        2/01/06           4,822
     4,700        Series 1992A                                     6.00        8/01/06           4,926
     3,150     Scottsburg Economic Development RB,
                  Series 1990                                      7.13        3/01/99           3,266

               Iowa
     3,280     Higher Education Loan Auth. RB                      6.13       10/01/16           3,344
    10,000     Student Loan Liquidity Corp. RB, Series 1992A       6.45        3/01/02          10,655

               Louisiana
               Orleans Levee District RB,
     8,055        Series 1986 (CRE)                                5.95       11/01/14           8,137
     8,065        Series 1986 (CRE)                                5.95%      11/01/15           8,148
     7,015        Series A (CRE)                                   5.95       11/01/10           7,179

               Maine
    40,400     Bucksport Solid Waste Disposal RB                   6.25        5/01/10          41,326

               Maryland
     2,260     Community Development Administration RB,
                  1987 Second Series                               7.60        4/01/99           2,318
    12,725     Transportation Facilities Auth. RB,
                  Series 1992 (CRE)                                6.00(b)     7/01/04           8,602

               Massachusetts
    15,000     GO, Series 1991D                                    6.63        7/01/03          16,408
     3,640     Housing Finance Agency RB, Series 1992C             6.35       11/15/03           3,862
    11,545     Industrial Finance Agency RB, Series 1989A          7.10        8/01/99          12,062
    12,500     New England Education Loan Marketing
                  Corp. RB, Series 1985A                           5.80        3/01/02          12,950

               Michigan
     8,000     Detroit Building Auth. RB, Series 1996A (CRE)       6.15        2/01/11           7,961
    23,330     Dickinson County Economic Development
                  Corp. RB, Series 1989                            6.55        3/01/07          24,422
               Hospital Finance Auth. RB,
     5,000        Series 1995A                                     7.50       10/01/07           5,417
       325        Series 1996                                      5.90       10/01/04             326
       100        Series 1996                                      6.00       10/01/05             100
       150        Series 1996                                      6.10       10/01/06             151
       160        Series 1996                                      6.20       10/01/07             161
     2,600        Series 1996                                      6.25       10/01/16           2,554

               Minnesota
               South St. Paul Housing and Redevelopment
                  Auth. Hospital Facility RB,
    13,500        Series 1994                                      6.50       11/01/04          13,900
     9,095        Series 1994                                      6.75       11/01/09           9,355

               Mississippi
    15,000     Adams County PCRB, Series 1994A                     5.50       12/01/05          15,280
               Lafayette County Hospital RB,
       720        Series 1991A                                     7.70        3/01/03             785
     3,725        Series 1991B                                     7.70        3/01/03           4,062
     3,720     Prentiss County Hospital RB, Series 1985            6.50        2/01/05           3,783
               Union County Hospital RB,
     1,100        Series 1991A                                     7.70        3/01/03           1,200
     2,045        Series 1991B                                     7.70        3/01/03           2,230

               Nevada
    16,640     Clark County School District GO,
                  Series 1991B (CRE)                               6.24(b)     3/01/04          11,607
     3,000     Housing Division SFH RB, Series 1995D-1             5.90       10/01/14           2,987

               New Hampshire
               Higher Educational and Health Facilities
                  Auth. RB,
     2,025        Series 1985A (CRE)                               7.50       12/01/00           2,045
     2,025        Series 1990                                      8.50       12/01/01           2,120

               New Jersey
    15,000     Economic Development Auth. RB,
                  Series 1994A (CRE)                               5.88        7/01/11          15,316
    31,260     Turnpike Auth. RB, Series 1991A                     6.50        1/01/03          33,332

               New Mexico
     6,475     Chaves County Hospital RB, Series 1992              7.25       12/01/10           6,782

               New York
               Dormitory Auth. RB,
     7,625        Series 1993A                                     5.88        5/15/11           7,718
     2,725        Series 1994B                                     5.90        5/15/06           2,785
     2,500        Series 1994B                                     6.00        5/15/07           2,555
     1,000        Series 1995A                                     5.88        5/15/07           1,018
     2,000        Series 1995A                                     5.90        5/15/08           2,024
     3,500        Series 1995A                                     6.00        5/15/09           3,557
     2,250        Series 1995A                                     6.00        5/15/10           2,268
     2,175        Series 1995A                                     6.00        5/15/11           2,192
     5,000        Series 1996                                      5.50        7/01/09           4,844
     3,495        Series 1996B                                     6.50        8/15/10           3,725
               Dormitory Auth. RB, New York City University,
     5,000        1996 Series 2                                    6.00        7/01/09           5,071
     1,760        1996 Series 2                                    6.00        7/01/10           1,779
     5,500        Series 1993A                                     5.75        7/01/13           5,430
     2,680     Dormitory Auth. RB, Nyack Hospital,
                  Series 1996                                      6.00        7/01/06           2,695
     6,550     Environmental Facilities Corp. PCRB,
                  Series 1991E                                     6.40        6/15/03           7,088
               Housing Finance Agency Service Contract RB,
     2,275        Series 1995A                                     6.25        9/15/10           2,331
     4,420        Series 1996A                                     6.00        9/15/16           4,354
               Medical Care Facilities Finance Agency RB,
     5,000        Series 1994A (CRE)                               6.40        2/15/07           5,464
     5,000        Series 1994A (CRE)                               6.50        2/15/08           5,462
    10,000        Series 1994A                                     6.13        8/15/13           9,798
     2,675        Series 1995A                                     6.70        2/15/05           2,813
     2,750        Series 1995A                                     6.70        8/15/05           2,879
     2,860        Series 1995A                                     6.75        2/15/06           2,989
     2,940        Series 1995A                                     6.75        8/15/06           3,078
     3,045        Series 1995A                                     6.80        2/15/07           3,180
     3,130        Series 1995A                                     6.80        8/15/07           3,269
     7,780        Series 1995A                                     6.00       11/15/10           7,912
     5,700        Series 1995A                                     6.80        8/15/12           5,931
     2,020     Mortgage Agency RB, Series EE-1                     7.75       10/01/00           2,068

               New York City GO,
     1,375        Series 1991D                                     8.00        8/01/99           1,503
    10,160        Series 1991D                                     8.00        8/01/99          11,029
    12,780        Series 1992H                                     6.88        2/01/04          13,590
    17,000        Series 1993B                                     6.75       10/01/04          18,060
     9,000        Series 1993C                                     6.50        8/01/04           9,437
    15,000        Series 1994A                                     6.25        8/01/08          15,207
    10,000        Series 1996G                                     5.75        2/01/10           9,674
    13,000     New York City Municipal Assistance Corp. RB,
                  Series 67                                        7.30        7/01/00          14,099
               New York City Municipal Water Finance RB,
     3,295        Series 1992A                                     6.70        6/15/03           3,596
     3,345        Series 1992A                                     6.70        6/15/03 (a)       3,666
     2,500     The City University of New York COP,
                  Series 1995A                                     6.00        8/15/06           2,533
               Thruway Auth. RB,
     7,500        Series 1995                                      6.00        4/01/09           7,541
     2,150        Series 1995                                      6.10        4/01/10           2,173
               Urban Development Corp. RB,
    20,955        Series 1993                                      5.75        1/01/13          20,371
    21,700        Series 1993                                      5.50        1/01/15          20,299

               North Carolina
     6,000     Municipal Power Agency #1 RB, Series 1992           6.00        1/01/04           6,188

               Ohio
     6,750     Dayton Special Facilities RB, Series 1988C          6.05       10/01/09           6,786
     4,000     IDA RB, Series 1992                                 5.75       12/01/02           4,181

               Oklahoma
    54,460     Grand River Dam Auth. RB, Series 1993               4.00        6/01/04          50,993
               Holdenville Industrial Auth. RB,
     1,650        Series 1995                                      6.60        7/01/10           1,662
     3,250        Series 1995                                      6.70        7/01/15           3,297
               Industries Auth. Health Facilities RB,
     2,350        Series 1989A                                     7.30        6/01/01 (a)       2,564
     2,045        Series 1989A                                     7.30        6/01/01           2,213
     2,355     Tulsa County Home Finance Auth. RB,
                  Series 1990 (CRE)                                7.10        5/01/02           2,606
     4,500     Valley View Hospital Auth. RB, Series 1996          5.75        8/15/06           4,355

               Pennsylvania
    35,000     Finance Auth. RB                                    6.60       11/01/09          37,130
     9,440     GO, Second Series 1992                              6.11(b)     7/01/04           6,372
     3,565     Housing Finance Agency RB, Series 1992              5.90        7/01/04           3,683
     5,000     York County IDA RB, Series 1992                     6.25        7/01/02           5,336

               Puerto Rico
               Electric Power Auth. RB,
     9,000        Series N                                         5.00        7/01/12           8,306
     5,000        Series S                                         7.00        7/01/06           5,636
     4,420        Series X                                         5.80        7/01/09           4,487
     4,500        Series X                                         5.90        7/01/10           4,585
     4,000        Series X                                         6.00        7/01/11           4,092
     4,220        Series Z                                         5.50        7/01/12           4,107
    22,200     Housing Bank and Finance Agency RB                  7.50       12/01/06          25,266
     8,005     Municipal Finance Agency RB, Series 1992A           5.80        7/01/04           8,271
    14,060     Public Building Auth. RB, Series K                  6.50        7/01/03          15,279
               Public Improvement GO,
     7,500        Series 1994                                      6.10        7/01/06           7,971
     7,825        Series 1994                                      6.20        7/01/07           8,314

               Rhode Island
               Housing and Mortgage Finance Corp. RB,
     6,180        Series 15-B                                      6.30       10/01/07           6,403
     7,600        Series 1995A (CRE)                               5.70        7/01/07           7,796

               South Carolina
     3,000     Marion County Hospital District RB (CRE)            5.50       11/01/15           2,880
               South Dakota
     5,400     Rapid City IDA RB, Series 1990                      7.25       11/01/00           5,851

               Texas
    12,000     Bexar County Health Facilities Development
                  Corp. RB, Series 1993 (CRE)                      5.88       11/15/10          12,230
     2,940     Brazos County Health Facilities RB,
                  Series 1989B                                     7.50        1/01/01(a)        3,075
    15,400     Gulf Coast Waste Disposal Auth. PCRB,
                  Series 1992                                      6.13       11/01/04          16,402
     6,200     Gulf Coast Waste Disposal Auth. RB,
                  Series 1994                                      5.70        5/01/06           6,375
               Harris County Toll Road RB,
     9,515        Series 1995A (CRE)                               5.82(b)     8/15/09           4,675
     9,175        Series 1995A (CRE)                               5.90(b)     8/15/10           4,209
     9,140        Series 1995A (CRE)                               6.00(b)     8/15/11           3,935
     9,115        Series 1995A (CRE)                               6.05(b)     8/15/12           3,679
     5,000     Houston Water and Sewer System RB,
                  Series 1992B                                     6.00       12/01/04           5,311
    11,700     Lower Colorado River Auth. RB,
                  Series 1992 (CRE)                                6.45(b)     1/01/03           8,517
    11,790     Public Finance Auth. RB (CRE)                       6.06(b)     2/01/04           8,065
               San Antonio Electric and Gas RB,
     4,190        Series 1989                                      7.00         2/01/01           4,467
    10,000        Series 1991B (CRE)                               6.38(b)     2/01/04           6,840
     4,000     Southwest Higher Education Auth. RB,
                  Series 1995 (CRE)                                5.13       10/01/16           3,723
     4,000     Trinity River IDA RB                                7.25        2/01/04           4,496
     6,310     Tyler Health Facilities Development Corp. RB,
                  Series 1993B                                     6.63       11/01/11           6,271
     6,880     Water Resources Finance Auth. RB, Series 1989       7.25        2/15/01           7,369

               Utah
               Intermountain Power Agency RB,
     8,105        Series 1987A (CRE)                               5.00        7/01/12           7,394
    16,430        Series 1988B (CRE)                               6.48(b)     7/01/03          11,599
    21,895        Series 1988B (CRE)                               6.18(b)     7/01/04          14,569
     7,000     Juab County PCRB, Series 1991                       6.00(d)     8/01/11           6,965

               Virginia
    11,100     Housing Development Auth. Commonwealth
                  Mortgage RB, Series 1990B, Subseries B5          6.90        7/01/13          11,538
     5,000     Isle of Wight County IDA PCRB, Series 1994          5.80        5/01/04           5,175

               Washington
    15,800     GO, Series R-1989B                                  7.20        9/01/00          16,566
     5,500     King County GO, Series 1993A                        5.90       12/01/07           5,694

               West Virginia
    16,940     School Building Auth. RB, Series 1994               6.25        7/01/04          17,994

               Wisconsin
               Health and Educational Facilities Auth. RB,
    11,500        Series 1993 (CRE)                                5.25        8/15/12          10,849
     4,130        Series 1995A (CRE)                               5.25        8/15/12           3,896

               Wyoming
       395     Farm Loan Board COP, Series 1989 (CRE)              6.50       12/01/99             394
                                                                                             ----------
               Total fixed rate instruments (cost: $1,438,491)                               1,497,430
                                                                                             ----------

                                Put Bonds (8.4%)
               Alabama
     4,000     Housing Finance Auth. MFH RB,
                  Series 1992C (CRE)                               5.90        8/01/07           4,032

               California
     6,000     Simi Valley MFH RB, Series 1996A                    5.40        2/01/26           5,870
     3,535     Woodland MFH RB, Series 1994A                       6.05       12/01/24           3,649

               Florida
    10,055     Broward County Housing Finance Auth. MFH RB,
                  Series 1991 (CRE)                                7.20        5/01/07          10,456

               Georgia
     5,000     Gwinnett County MFH RB, Series 1996A                5.50        4/01/26           5,026

               Illinois
    13,615     Arlington Heights MFH RB, Series 1991 (CRE)         7.25        5/01/11          14,087
     5,435     Glendale Heights MFH RB, Series 1996                5.65        4/01/21           5,483
    14,295     Hoffman Estates MFH RB, Series 1996                 5.75        6/01/21          14,294

               Kansas
     6,590     Merriam MFH RB, Series 1991A (CRE)                  7.25        4/01/21           6,863

               Louisiana
    18,110     Public Facilities Auth. RB, Health and
                  Education Facilities, Series 1985A (CRE)         7.30       12/01/15          18,427
     4,360     Shreveport Home Mortgage Auth. RB,
                  Series 1995A (CRE)                               6.40        9/01/25           4,436

               New Mexico
               Bernalillo County MFH RB,
     7,700        Series 1994A (CRE)                               6.50       10/01/19           7,930
     3,320        Series 1995 (CRE)                                5.80       11/01/25           3,404

               Ohio
     5,500     Montgomery County IDA RB, Series 1992 (CRE)         6.50        2/01/07           5,805

               Texas
     2,500     Gregg County Housing Finance Corp. RB,
                  Series 1995A (CRE)                               6.40        9/01/25           2,581

               Utah
       580     Housing Finance Agency RB, Series 1985B             9.13        7/01/07             584
               Salt Lake County MFH RB,
    10,240        Series 1995A-1 (CRE)                             5.70       10/01/25          10,283
     6,500        Series 1995B-1 (CRE)                             5.70       10/01/25           6,527

               Washington
               Chelan County Public Utility District #1 RB,
     5,650        Series E                                         5.70        7/01/68           5,630
     6,845        Series E                                         5.70        7/01/68           6,826
                                                                                               --------
               Total put bonds (cost: $139,493)                                                142,193
                                                                                               --------



                        Variable Rate Demand Notes (1.3%)
               California
     2,800     Irvine Assessment RB #95-12,
                  Series 1996A (CRE)                               3.65        9/01/21           2,800
     3,845     Statewide Communities Development Auth. COP,
                  Series 1993A (CRE)                               3.90       12/01/18           3,845

               Florida
     3,100     Jacksonville PCRB, Series 1995                      3.90        5/01/29           3,100
     2,600     University Athletic Association RB,
                  Series 1990 (CRE)                                3.95        2/01/20           2,600

               Michigan
     5,300     Strategic Fund Ltd. Obligation RB,
                  Series 1995CC (CRE)                              3.90        9/01/30           5,300

               North Carolina
     3,100     Medical Care Commission Health Care
                  Facilities RB, Series 1991 (CRE)                 4.00        4/01/21           3,100

               Tennessee
     1,300     Nashville and Davidson County Health and
                  Educational Facilities Board RB,
                  Series 1993 (CRE)                                3.85        5/01/23           1,300

               Virginia
       300     Henrico County IDA RB, Series 1994 (CRE)            4.10        5/01/24             300

                                                                                         --------------
               Total variable rate demand notes (cost: $22,345)                                 22,345
                                                                                         ---------------
               Total investments (cost: $1,600,329)                                       $  1,661,968
                                                                                         ===============



Intermediate-Term Fund
Portfolio of Investments in Securities (continued)


September 30, 1996
(Unaudited)


                                        Portfolio Summary By Industry
                                  ----------------------------------------

                     Hospitals                                        16.7%
                     General Obligations                              16.1
                     Electric Power                                   11.1
                     Multi-Family Housing                              9.7
                     Toll Roads                                        6.3
                     Special Assessment/Tax/Fee                        6.1
                     Paper & Forest Products                           5.9
                     Education                                         4.6
                     Single-Family Housing                             2.9
                     Student Loan                                      2.8
                     Finance - Municipal                               2.7
                     Escrowed Securities                               1.8
                     Sales Tax Obligations                             1.4
                     Airports                                          1.3
                     Water Utilities                                   1.1
                     Chemicals                                         1.0
                     Other                                             6.8
                                                                     --------
                         Total                                        98.3%
                                                                     ========

                                          Portfolio Summary By State
                                        ------------------------------

Alabama                       .4%      Alaska                    .5%      Arizona                   .2%
Arkansas                     1.2       California               7.7       Colorado                 1.4
Connecticut                   .6       District of Columbia     4.3       Florida                  3.3
Georgia                      1.7       Illinois                 5.9       Indiana                  3.8
Iowa                          .8       Kansas                    .4       Louisiana                2.7
Maine                        2.4       Maryland                  .7       Massachusetts            2.7
Michigan                     2.7       Minnesota                1.4       Mississippi              1.6
Nevada                        .9       New Hampshire             .2       New Jersey               2.9
New Mexico                   1.1       New York                15.9       North Carolina            .5
Ohio                         1.0       Oklahoma                 4.0       Pennsylvania             3.1
Puerto Rico                  5.7       Rhode Island              .8       South Carolina            .2
South Dakota                  .4       Tennessee                 .1       Texas                    6.6
Utah                         3.4       Virginia                 1.0       Washington               2.1
West Virginia                1.1       Wisconsin                 .9                              -------
                                                                          Total                   98.3%
                                                                                                 =======

Short-Term Fund
Portfolio of Investments in Securities (continued)

September 30, 1996
(Unaudited)

Principal                                                          Coupon       Final         Market
  Amount                      Security                              Rate      Maturity         Value

                         Fixed Rate Instruments (65.0%)
               Alaska
               North Slope Borough GO,
 $   7,000        Series 1988G (CRE)                                8.35%      6/30/98      $    7,436
     1,250        Series 1995A (CRE)                                4.85(b)    6/30/99           1,099

               Arizona
     1,750     Educational Loan Marketing Corp. RB,
                  Series 1992A                                      6.70       3/01/00           1,800

               Arkansas
     1,630     Mississippi County Hospital RB, Series 1992B         6.05       5/01/97           1,641
     1,585     St. Francis County Hospital RB, Series 1985          5.40      12/01/97           1,605

               California
     2,550     Central Valley Cogeneration RB, Series 1993          5.40       7/01/00           2,577
               Foothill/Eastern Transportation Corridor
                  Agency RB,
     1,500        Series 1995A                                      6.80(b)    1/01/05             923
     2,000        Series 1995A                                      6.95(b)    1/01/07           1,248
     4,755     Pleasanton Joint Powers Financing Auth. RB,
                  Series 1993A                                      5.20       9/01/98           4,821
               Sacramento Cogeneration Auth. RB,
     1,000        Series 1995                                       5.80       7/01/01           1,026
       900        Series 1995                                       5.90       7/01/02             925
       900        Series 1995                                       6.00       7/01/03             928
    12,615     San Joaquin Hills Transportation RB                  7.10(b)    1/01/00          10,439
     3,500     San Joaquin Hills Transportation RB                  7.16(b)    1/01/01           2,727
     2,000     Statewide Communities Development Auth. COP          4.60       1/01/99           1,989
     1,500     Statewide Communities Development Auth. COP          4.80       1/01/00           1,489
     1,500     Statewide Communities Development Auth. COP          5.00       1/01/01           1,486
     1,000     Statewide Communities Development Auth. COP          5.10       1/01/02             989

               Connecticut
               Mashantucket (Western) Pequot Tribe RB,
     2,000        Series 1996A                                      6.25       9/01/01           2,049(c,e)
     2,500        Series 1996A                                      6.25       9/01/02           2,559(c,e)
     3,000        Series 1996A                                      6.25       9/01/03           3,064(c,e)
     2,500        Series 1996A                                      6.50       9/01/06           2,560(c,e)
               District of Columbia
    18,790     GO, Series 1994A-3                                   4.70       6/01/99          18,380
               Hospital RB,
     1,450        Series 1996A (CRE)                                5.00       8/15/02           1,450
     1,530        Series 1996A (CRE)                                5.50       8/15/03           1,563
     1,610        Series 1996A (CRE)                                5.50       8/15/04           1,639

               Florida
     1,115     Orange County Health Facilities Auth. RB,
                  Series 1995                                       5.63       7/01/01           1,103

               Guam
               GO,
    20,000        Series 1994A                                      5.75       8/15/99          20,325
     2,000        Series 1994A                                      5.25       9/01/99           2,005
     5,000        Series 1995A                                      5.38       9/01/00           5,011
    10,000        Series 1995A                                      5.50       9/01/01          10,026
               Power Auth. RB,
     1,640        Series 1994A                                      5.50      10/01/99           1,656
     1,725        Series 1994A                                      5.60      10/01/00           1,745

               Idaho
               Student Loan RB,
     3,540        Series 1992                                       5.95      10/01/96           3,540
     3,330        Series 1992                                       6.00       4/01/97           3,331

               Illinois
     9,000     Cook County GO (CRE)                                 7.38      11/01/08 (a)       9,906
               Development Finance Auth. RB,
     1,215        Series 1995                                       6.13       3/01/98           1,220
     1,285        Series 1995                                       6.25       3/01/99           1,296
     2,785     Health Facilities Auth. RB, Series 1996              5.60       1/01/02           2,806
     4,310     Hodgkins Tax Increment RB, Series 1995A              6.90      12/01/01           4,420
     1,000     Student Assistance Commission RB,
                  Series 1992AA                                     5.05       3/01/97           1,002

               Indiana
     6,745     Development Finance IDA RB, Series 1996              4.80       6/01/00           6,758
               Health Facility Financing Auth. RB,
     2,800        Series 1993                                       4.65      11/01/98           2,821
     9,000        Series 1993                                       5.40      11/01/05           9,167
    10,500        Series 1994                                       5.38       7/01/01          10,695
     2,800     Marion County Hospital Auth. RB, Series 1992         5.25      10/01/97           2,826

               Louisiana
    10,950     De Soto Parish PCRB, Series 1993A                    5.05      12/01/02          10,995
               Offshore Terminal Auth. RB,
     7,920        Series 1992B                                      6.00       9/01/01           8,296
     5,000        Series 1992B                                      6.20       9/01/03           5,317
     5,830        Series 1994B                                      5.85       9/01/00           6,056
     3,440     Saint Charles Parish PCRB                            7.63       6/01/03           3,656

               Maine
               Jay PCRB,
     5,500        Series 1994A                                      4.65       9/01/02           5,386
     8,305        Series 1994B                                      4.70       6/01/02           8,159

               Massachusetts
               New England Education Loan Marketing Corp. RB,
    17,000        Series 1985A                                      5.80       3/01/02          17,612
     5,000        Series 1992A                                      6.13       9/01/99           5,194
     4,500        Series 1993H                                      4.75      12/01/99           4,521

               Michigan
               Hospital Finance Auth. RB,
     3,500        Series 1995                                       7.00      10/01/01           3,671
     3,500        Series 1995A                                      6.80      10/01/00           3,634
       210        Series 1996                                       4.70      10/01/98             210
       245        Series 1996                                       5.00      10/01/99             245
       255        Series 1996                                       5.30      10/01/00             255
       130        Series 1996                                       5.50      10/01/01             131
       275        Series 1996                                       5.70      10/01/02             276
       285        Series 1996                                       5.80      10/01/03             286

               Missouri
     6,530     Higher Education Loan Auth. RB, Series 1992A         5.00       2/15/97           6,541

               New York
               Dormitory Auth. RB,
     1,285        Series 1994B                                      5.10       5/15/99           1,302
     2,190        Series 1994B                                      5.30       5/15/00           2,230
     6,450        Series 1995A                                      5.10       5/15/00           6,524
     6,350        Series 1995A                                      5.25       5/15/01           6,440
     7,500        Series 1995A                                      5.40       5/15/02           7,590
       810        Series 1996                                       4.65       7/01/97             811
       705        Series 1996                                       5.10       7/01/98             708
     1,160        Series 1996                                       5.35       7/01/99           1,166
     1,170        Series 1996                                       5.65       7/01/01           1,180
     3,245        Series 1996-2                                     5.00       7/01/00           3,262
     1,285        Series 1996-2                                     5.10       7/01/01           1,283
     1,250     Dormitory Dept. of Health RB, Series 1996            4.75       7/01/01           1,237
    25,805     Environmental Facilities Corp. PCRB,
                  Series 1994A                                      5.50       6/15/99          26,459
     5,325     Medical Care Facilities Finance Agency RB,
                  Series 1994A (CRE)                                5.80       2/15/01           5,541
               New York City GO,
    10,000        Series 1994D                                      6.00       8/15/99          10,336
     8,000        Series 1994H                                      5.30       8/01/99           8,119
     5,000        Series 1995A                                      5.40       8/01/00           5,081
     5,000        Series 1995D                                      6.50       2/01/02           5,268
     3,325        Series 1996K                                      5.50       4/01/01           3,380
    11,165     The City University of New York COP                  5.75       8/15/03          11,309
     7,880     Thruway Auth. RB, Series 1995                        5.10       4/01/01           7,886
     4,400     Urban Development Corp. RB, Series 1993              5.25       1/01/03           4,383

               North Carolina
     3,000     Charlotte-Mecklenberg Hospital RB,
                  Series 1992                                       5.20       1/01/97           3,013

               Oklahoma
               Holdenville Industrial Auth. RB,
     1,115        Series 1995                                       5.45       7/01/00           1,117
     1,380        Series 1995                                       6.15       7/01/04           1,385
       510        Series 1995                                       6.35       7/01/06             512
       990     Valley View Hospital Auth. RB, Series 1996           5.00       8/15/98             989

               Oregon
     5,000     Clackamas County Hospital RB, Series 1992A           5.30      10/01/96           5,000

               Pennsylvania
               Beaver County Finance Auth. RB,
    18,810        Series 1986A (CRE)                                8.00      11/01/09(a)       19,747
     8,545        Series 1986B (CRE)                                8.00      11/01/09(a)        8,970
     4,435     East Hempfield Township IDA RB, Series 1996          5.00       8/01/01           4,450
    17,290     Higher Education Assistance Agency Student
                  Loan RB, Series 1985A (CRE)                       6.80      12/01/00          18,365

               Puerto Rico
               Electric Power Auth. RB,
     4,365        Series S                                          6.00       7/01/99           4,525
     3,600        Series T                                          6.00       7/01/99           3,732
     5,000     Highway and Transportation Auth. RB, Series U        5.50       7/01/97           5,055
     5,000     Municipal Finance Agency RB, Series 1992A            4.75       7/01/97           5,016

               Tennessee
               Shelby County Hospital RB,
     1,500        Series 1993                                       4.50      11/01/98           1,493
     2,500        Series 1993                                       5.10      11/01/03           2,463

               Texas
               Abilene Higher Education Facilities Corp. RB,
     1,335        Series 1995                                       5.30      10/01/99           1,349
     1,280        Series 1995                                       5.40      10/01/00           1,296
     1,480        Series 1995                                       5.50      10/01/01           1,502
     1,000        Series 1995                                       5.60      10/01/02           1,011
     6,000     Calhoun County Navigation IDA PCRB,
                  Series 1995                                       4.65       6/01/01           5,938
     1,450     Houston Water and Sewer System RB,
                  Series 1992B                                      4.90      12/01/97           1,463
     4,090     Pasadena GO, Series 1994                             5.75       2/15/99           4,207

               West Virginia
    13,480     School Building Auth. Capital Improvement RB,
                  Series 1994                                       6.00       7/01/00          14,060

               Wisconsin
     1,000     Housing and Economic Development Auth. RB,
                  Series 1992A                                      5.20      11/01/96           1,001
                                                                                              ---------
               Total fixed rate instruments (cost: $503,544)                                   509,666
                                                                                              ---------



                                Put Bonds (13.5%)
               California
     3,500     Brentwood Infrastructure Financing Auth.
                  Capital Improvement RB, Series 1996 (CRE)         5.25       6/01/26           3,500
    10,000     Rancho Water District Financing Auth. RB,
                  Series 1996                                       4.70       8/15/21           9,909
     7,445     Redwood MFH RB, Series 1985B (CRE)                   5.20      10/01/08           7,445
     4,750     Vallejo Housing Auth. MFH RB,
                  Series 1985A (CRE)                                5.00       6/01/07           4,767

               Colorado
     5,000     Denver City and County Airport System RB,
                  Series 1991C (CRE)                                6.00      12/01/25           5,039

               Florida
               Housing Finance Agency MFH RB,
     5,000        Series 1983F (CRE)                                5.35      12/01/05           5,118
     4,000        Series 1983G (CRE)                                5.35      12/01/05           4,094
     5,200        Series 1995D (CRE)                                5.10       4/01/13           5,200
     5,630        Series 1995K (CRE)                                4.85      12/01/05           5,630

               Illinois
     5,000     Development Finance Auth. RB,
                  Series 1993A (CRE)                                5.00       1/01/28           5,015
    11,900     Educational Facilities Auth. RB,
                  Series 1992 (CRE)                                 5.63      10/01/26          11,900

               Minnesota
    15,000     Minneapolis and St. Paul Housing and
                  Redevelopment RB, Series 1996A (CRE)              5.13       6/01/32          15,001

               Pennsylvania
     3,800     Armstrong County Hospital Auth. RB,
                  Series 1992A (CRE)                                5.25      11/01/12           3,849
    13,625     Montgomery County Redevelopment MFH RB,
                  Series 1991A (CRE)                                6.13       8/01/07          13,626

               Texas
     6,000     Tarrant County Housing Finance Corp. MFH RB,
                  Series 1985 (CRE)                                 4.90       9/01/06           6,000
                                                                                              ---------
               Total put bonds (cost: $105,821)                                                106,093
                                                                                              ---------


                       Variable Rate Demand Notes (20.1%)

               California
     4,100     Auburn Union School District COP,
                  Series 1993 (CRE)                                 3.90      12/01/21           4,100
     2,400     Azusa MFH RB, Series 1994 (CRE)                      4.10       7/15/15           2,400
    10,150     Grand Terrace Community Redevelopment
                  Agency MFH RB, Series 1985A (CRE)                 3.90      12/01/11          10,150
     3,385     Irvine Assessment RB #95-12,
                  Series 1996A (CRE)                                3.65       9/01/21           3,385
     6,000     Irvine Ranch Water District RB,
                  Series 1993B (CRE)                                3.90       8/01/09           6,000
     2,115     Lemoore COP, Series 1995 (CRE)                       3.80      11/01/20           2,115
     5,055     Los Angeles MFH RB, Series 1985C (CRE)               3.90       5/01/07           5,055
     9,400     Orange County Apartment Development RB,
                  Issue C Series 1985-3 (CRE)                       4.20       3/01/07           9,400
     2,645     Porterville Union High School District COP,
                  Series 1994 (CRE)                                 3.90       5/01/19           2,645
               Sacramento County MFH RB,
     3,100        Series 1985E (CRE)                                3.90       9/15/07           3,100
     1,915        Series 1988B (CRE)                                5.15      12/01/98           1,915
     2,000     San Bernardino County MFH RB,
                  Series 1989A (CRE)                                3.75       5/01/06           2,000
       200     San Diego Housing Auth. MFH RB,
                  Series 1985L (CRE)                                5.15      12/01/08             200
       800     Statewide Communities Development Auth.
                  Apartment Development RB,
                  Series 1995D (CRE)                                4.05      12/01/22             800

               Colorado
    14,400     Denver City and County RB (CRE)                      3.90      10/01/18          14,400

               Florida
     3,200     Housing Finance Agency MFH RB,
                  Series 1985U (CRE)                                3.95       7/01/08           3,200
     6,700     Laurel Club COP, Series 1996A (CRE)                  3.90       6/01/25           6,700

               Illinois
     7,100     Development Finance Auth. MFH RB,
                  Series 1993 (CRE)                                 4.10      12/01/13           7,100
     8,115     Health Facilities Auth. RB, Series 1985C (CRE)       3.68      10/01/15           8,115
     2,900     Housing Development Auth. RB,
                  Series 1985U (CRE)                                4.00       1/01/08           2,900
       870     West Frankfort Commercial Redevelopment RB           6.39       4/01/07             870

               Indiana
     1,540     Fort Wayne Hospital Auth. RB,
                  Series 1990C (CRE)                                3.80       1/01/16           1,540

               Maryland
     6,700     Housing Opportunities Commission of
                  Montgomery County MFH RB,
                  1985 Issue B (CRE)                                3.90       8/01/15           6,700

               Missouri
     5,875     Clayton IDA RB, Series 1994B (CRE)                   4.20       2/01/07           5,875

               New York
     1,205     Geneva IDA RB, Series 1993A (CRE)                    3.80       3/01/08           1,205

               North Carolina
    13,700     Medical Care Commission Hospital RB,
                  Series 1985 (CRE)                                 3.90      12/01/25          13,700

               Ohio
     1,800     Warren County IDRB, Series 1985 (CRE)                4.00      12/01/05           1,800

               South Carolina
     2,400     Sumter County IDRB, Series 1982 (CRE)                4.18      12/01/02           2,400

               Texas
     3,000     Boatmen's St. Louis Grantor Trust #1 COP,
                  Series 1996A (CRE)                                3.95       6/30/01           3,000
     9,600     Port Arthur Navigation District IDC PCRB,
                  Series 1985 (CRE)                                 4.10       5/01/03           9,600

               Washington
    15,600     Student Loan Finance Association RB,
                  Series 1985-2nd (CRE)                             3.88       1/01/01          15,600
                                                                                              ---------
               Total variable rate demand notes (cost: $157,970)                               157,970
                                                                                              ---------
               Total investments (cost: $767,335)                                             $773,729
                                                                                              =========

                                           Portfolio Summary By Industry
                                       -------------------------------------

                           Multi-Family Housing                            15.1%
                           Hospitals                                       14.8
                           General Obligations                             13.4
                           Education                                        7.9
                           Student Loan                                     7.9
                           Finance - Municipal                              4.6
                           Special Assessment/Tax/Fee                       4.6
                           Water Utilities                                  4.6
                           Paper & Forest Products                          3.1
                           Toll Roads                                       3.0
                           Ports/Wharfs                                     2.5
                           Electric Power                                   2.2
                           Single-Family Housing                            2.0
                           Community Service                                1.5
                           Water/Sewer                                      1.4
                           Escrowed Securities                              1.3
                           Gaming Companies                                 1.3
                           Oil - International                              1.2
                           Other                                            6.2
                                                                         -------
                         Total                                             98.6%
                                                                         =======



                           Portfolio Summary By State
                        -------------------------------

Alaska                       1.1%      Arizona                       .2%  Arkansas                  .4%
California                  14.1       Colorado                     2.5   Connecticut              1.3
District of Columbia         2.9       Florida                      4.0   Guam                     5.2
Idaho                         .9       Illinois                     7.2   Indiana                  4.3
Louisiana                    4.4       Maine                        1.7   Maryland                  .9
Massachusetts                3.5       Michigan                     1.1   Minnesota                1.9
Missouri                     1.6       New York                    15.7   North Carolina           2.1
Ohio                          .2       Oklahoma                      .5   Oregon                    .6
Pennsylvania                 8.8       Puerto Rico                  2.3   South Carolina            .3
Tennessee                     .5       Texas                        4.5   Washington               2.0
West Virginia                1.8       Wisconsin                     .1                           ------
                                                                          Total                   98.6%
                                                                                                  ======


Tax Exempt Money Market Fund
Portfolio of Investments in Securities
(In Thousands)

September 30, 1996
(Unaudited)
  Principal                                                        Coupon       Final
   Amount                    Security                               Rate      Maturity         Value


                       Variable Rate Demand Notes (60.8%)
               Alabama
 $   9,500     Evergreen Board IDRB, Series 1985 (CRE)              3.65%     12/01/04        $  9,500

               Alaska
     8,300     Anchorage Higher Education RB,
                  Series 1993 (CRE)                                 3.85       7/01/17           8,300
     2,400     Valdez Marine Terminal RB, Series 1993C              3.70      12/01/33           2,400

               Arizona
    14,000     Apache County IDA PCRB, Series 1981B (CRE)           3.90      10/01/21          14,000
    13,800     Apache County IDA RB, Series 1983B (CRE)             3.85      12/15/18          13,800
    13,500     Maricopa County PCRB, Series 1985A (CRE)             4.05       8/01/15          13,500

               California
     3,580     Covina Redevelopment Agency MFH RB,
                  Series 1994A (CRE)                                4.10      12/01/15           3,580
     3,600     Fontana COP, Series 1991 (CRE)                       4.70       7/01/21           3,600
     3,500     Irvine Special Assessment District 85-7
                  Improvement Bonds (CRE)                           3.60       9/02/11           3,500
     2,475     Los Angeles Community Redevelopment
                  Agency MFH RB, Series 1989 (CRE)                  3.60       4/01/09           2,475
     6,915     Los Angeles County Housing Auth. MFH RB,
                  Series 1994B (CRE)                                4.10       9/01/18           6,915
       400     Otay Water District COP, Series 1996 (CRE)           3.60       9/01/26             400
     8,500     San Diego MFH RB, Series 1993A (CRE)                 4.20      12/01/15           8,500

               Colorado
     6,860     Commerce City Golf Enterprise RB,
                  Series 1994 (CRE)                                 3.85      11/01/21           6,860
    17,900     Denver City and County Airport System RB,
                  Series 1991B (CRE)                                4.00      12/01/25          17,900
     1,895     Denver City and County MFH RB,
                  Series 1985 (CRE)                                 4.00      12/01/09           1,895
               Housing Finance Auth. MFH RB,
     7,835        Series 1990, Huntington Apartments
                  Project (CRE)                                     4.45       3/01/12           7,835
     6,850        Series 1990, Silver Reef Apartments
                  Project (CRE)                                     4.45       3/01/12           6,850

               District of Columbia
     7,228     Health Facilities RB, Series 1991 (CRE)              3.85       2/01/21           7,228

               Florida
     7,600     Atlantic Beach Improvement and Refunding RB,
                  Series 1994B (CRE)                                4.10      10/01/24           7,600
     1,600     Brevard County Housing Finance Auth. MFH RB,
                  Series 1993 (CRE)                                 4.10       7/01/05           1,600
     1,700     Broward County Housing Finance Auth. MFH RB,
                  Series 1990 (CRE)                                 4.20      10/01/07           1,700
       600     Dade County Aviation Facilities RB,
                  Series 1984A (CRE)                                4.15      10/01/09             600
    17,100     Dade County Health Facilities Auth. RB,
                  Series 1990 (CRE)                                 4.05       9/01/20          17,100
     1,725     Dade County Housing Finance Auth. MFH RB,
                  Series 1995-3 (CRE)                               3.85       6/01/05           1,725
     3,145     Dade County MFH RB, Series 1993-1 (CRE)              4.30       2/01/28           3,145
       900     Duval County Housing Finance Auth. MFH RB,
                  Series 1985F (CRE)                                3.85      12/01/09             900
     7,710     Housing Finance Agency MFH RB,
                  Series 1990D (CRE)                                4.20      12/01/09           7,710
     1,600     Jacksonville Parking System Improvement RB,
                  Series 1992 (CRE)                                 3.85       5/01/22           1,600
     4,600     Jacksonville PCRB, Series 1995                       3.90       5/01/29           4,600
     1,300     Orange County Health Facilities Auth. RB,
                  Series 1992 (CRE)                                 4.10      11/15/14           1,300
       200     Palm Beach County IDRB, Series 1990 (CRE)            3.90       5/01/02             200
               Pinellas County Housing Finance Auth. MFH RB,
     4,200        Series 1989A (CRE)                                3.85       7/01/07           4,200
     1,395        Series 1991A (CRE)                                3.90       7/01/11           1,395
       880     Plant City Hospital RB, Series 1993 (CRE)            4.05       3/01/13             880
     6,300     Sarasota County Health Facilities Auth. RB,
                  Series 1989 (CRE)                                 3.85      12/01/19           6,300
     3,900     St. Johns County Hospital RB,
                  Series 1986A (CRE)                                3.90       8/01/16           3,900

               Georgia
     4,600     Brunswick and Glynn County Development
                  Auth. RB, Series 1995 (CRE)                       3.95      12/01/15           4,600
     6,500     Catoosa County IDA RB, Series 1991 (CRE)             3.90      12/01/06           6,500
     5,765     Columbus IDA RB, Series 1991 (CRE)                   3.90       1/01/11           5,765
    12,000     Fulton County Housing Auth. MFH RB (CRE)             3.90       6/01/23          12,000
    24,100     Hapeville IDA RB (CRE)                               4.00      11/01/15          24,100
     3,100     Lowndes County Residential Care
                  Facility RB (CRE)                                 3.85       9/01/21           3,100
     3,370     Peachtree Development Auth. RB,
                  Series 1988 (CRE)                                 4.05       7/01/10           3,370
     1,000     Worth County IDA RB, Series 1992A (CRE)              3.90       8/01/23           1,000

               Illinois
               Development Finance Auth. MFH RB,
     7,400        Series 1991 (CRE)                                 4.30      10/01/25           7,400
     4,600        Series 1993 (CRE)                                 4.10      12/01/13           4,600
    10,000     Development Finance Auth. RB,
                  Series 1996 (CRE)                                 3.90       6/01/31          10,000

               Indiana
     1,250     Greenfield Economic Development RB,
                  Series 1994 (CRE)                                 3.95       9/01/05           1,250
     1,260     Greenwood Economic Development RB,
                  Series 1994 (CRE)                                 3.95       9/01/05           1,260
     2,600     Salem Economic Development RB,
                  Series 1985 (CRE)                                 5.36      10/01/00           2,600
     3,500     State Development Finance Auth. RB,
                  Series 1996 (CRE)                                 3.95       7/01/26           3,500

               Iowa
     6,700     Waterloo IDRB (CRE)                                  3.90      11/01/08           6,700

               Kentucky
     3,700     Economic Development Auth. RB,
                  Series 1996 (CRE)                                 3.95       7/01/16           3,700
     4,000     Fulton Hospital RB, Series 1985 (CRE)                3.90       5/01/10           4,000
     9,490     Hancock County Industrial Building RB,
                  Series 1991 (CRE)                                 4.40       7/01/11           9,490
    19,000     Ohio County PCRB, Series 1983 (CRE)                  4.10       6/01/13          19,000

               Louisiana
               Calcasieu Parish District 4-A,
     3,770        Series 1994 (CRE)                                 3.85       9/01/00           3,770
     3,750        Series 1994 (CRE)                                 3.85       9/01/02           3,750
               Housing Finance Agency MFH RB,
     7,050        Series 1988A (CRE)                                4.25       1/01/26           7,050
     9,195        Series 1988B (CRE)                                4.25      12/01/25           9,195
    24,600     Orleans Levee District Capital Recovery
                  Funding RB, Series 1988A (CRE)                    4.25      10/01/17          24,600
     8,700     Public Facilities Auth. MFH RB,
                  Series 1988 (CRE)                                 4.10      12/01/13           8,700

               Maryland
     6,000     Baltimore IDA RB, Series 1986 (CRE)                  4.00       8/01/16           6,000

               Michigan
     3,775     Grand Rapids Economic Development Corp. RB,
                  Series 1991A (CRE)                                3.80       8/01/17           3,775
     4,100     Kent Hospital Finance Auth. RB,
                  Series 1991A (CRE)                                4.10       1/15/20           4,100

               Minnesota
     4,300     Hastings Hospital RB, Series 1988 (CRE)              4.00      11/01/13           4,300
    16,300     St. Paul Housing and Redevelopment Auth. RB,
                  Series 1982A (CRE)                                4.00      12/01/12          16,300

               Mississippi
     9,000     Business Finance Corp. RB, Series 1996 (CRE)         3.85       9/01/06           9,000
     4,135     Hinds County Urban Renewal RN,
                  Series 1991 (CRE)                                 3.95       1/01/07           4,135

               Missouri
               Clayton IDA RB,
     6,125        Series 1994A (CRE)                                4.20      12/01/06           6,125
       300        Series 1994B (CRE)                                4.20       2/01/07             300
     8,525        Series 1995C (CRE)                                4.20       5/01/05           8,525
     2,700     Saint Louis IDA RB, Series 1994 (CRE)                4.15       8/30/97           2,700
     4,000     State Health and Educational Facility RB,
                  Series 1996B (CRE)                                3.85       2/01/27           4,000

               Nevada
     6,300     Clark County IDRB, Series 1995C (CRE)                3.95      10/01/30           6,300

               New Hampshire
     1,085     Housing Finance Auth. MFH RB,
                  Series 1990 (CRE)                                 4.20       7/01/06           1,085

               New Jersey
               Economic Development Auth. RB,
     2,940        Series 1989 (CRE)                                 3.92      12/01/00           2,940
     1,656        Series 1995B (CRE)                                3.95       1/01/01           1,656
    10,000        Series 1996B (CRE)                                3.90       4/01/06          10,000

               New York
       800     Chautauqua County IDA IDRB,
                  Series 1984A (CRE)                                4.38       1/01/00             800
               Dormitory Auth. RB,
     3,600        Series 1994A (CRE)                                3.85       7/01/24           3,600
       100        Series 1996 (CRE)                                 3.70       7/01/25             100
     1,200     Local Government Assistance Corp. RB,
                  Series 1995D (CRE)                                3.75       4/01/25           1,200
     1,000     Medical Care Facilities Finance Agency RB,
                  Series 1985 (CRE)                                 3.50      11/01/15           1,000
     1,500     New York City GO, Series 1993E-5 (CRE)               3.90       8/01/17           1,500
               New York City Housing Development Corp. RB,
    40,590        Series 1984A (CRE)                                4.20      12/01/16          40,590
    12,475        Series 1985A (CRE)                                4.20      12/01/09          12,475
       400     New York City IDA RB, Series 1990 (CRE)              3.65       5/01/20             400
       400     Oswego County IDA PCRB, Series 1992                  3.80      12/01/08             400
     3,100     St. Lawrence County IDA PCRB,
                  Series 1985 (CRE)                                 3.95      12/01/07           3,100

               North Carolina
               Medical Care Commission Hospital RB,
     4,800        Series 1991A (CRE)                                3.80      10/01/20           4,800
     1,000        Series 1991B (CRE)                                4.00      10/01/13           1,000

               Ohio
     6,000     Clark County IDA RB (CRE)                            4.13      12/01/10           6,000
    11,500     Columbus Electric Systems RB,
                  Series 1984 (CRE)                                 3.75       9/01/09          11,500

               Oklahoma
               Muskogee Industrial Trust RB,
     3,060        Series 1985, Muskogee Mall Project (CRE)          4.00      12/01/15           3,060
     2,700        Series 1985, Warmack-Muskogee Project (CRE)       4.00      12/01/15           2,700

               Oregon
               Medford Hospital Facilities Auth. RB,
     4,000        Series 1985 (CRE)                                 4.13      12/01/15           4,000
     6,250        Series 1991 (CRE)                                 4.13       5/01/21           6,250

               Pennsylvania
    20,000     Northeastern Hospital and Education Auth. RB,
                  Series 1996 (CRE)                                 3.95       7/01/26          20,000
    17,000     York City General Auth. Pooled Financing RB,
                  Series 1996 (CRE)                                 3.85       9/01/26          17,000

               South Carolina
               Housing Finance and Development Auth. RB,
     4,375        Series 1987 (CRE)                                 3.95      12/01/11           4,375
     5,930        Series 1988 (CRE)                                 3.85       7/01/07           5,930
     4,820        Series 1988 (CRE)                                 3.85      11/01/07           4,820
               Jobs and Economic Development Auth. RB,
     5,000        Series 1994 (CRE)                                 3.90      12/01/14           5,000
     2,000        Series 1996 (CRE)                                 3.95       6/01/18           2,000

               Tennessee
               Clarksville Public Building Auth. RB,
    26,000        Series 1995 (CRE)                                 3.85      10/01/25          26,000
     5,000        Series 1996 (CRE)                                 3.85       7/01/11           5,000
               Montgomery County Public Building Auth. RB,
    15,000        Series 1995 (CRE)                                 3.85       7/01/15          15,000
    30,955        Series 1995 (CRE)                                 3.85       3/01/25          30,955
    14,205     Nashville and Davidson County Industrial
                  Development Board RB, Series 1995 (CRE)           4.20      11/01/12          14,205

               Texas
    13,300     Austin Higher Education Auth. RB,
                  Series 1995 (CRE)                                 3.90       8/01/19          13,300
       400     Capital IDC PCRB, Series 1984                        3.70      10/01/00             400
     5,300     Gulf Coast IDA RB, Series 1989 (CRE)                 3.90      11/01/19           5,300
     3,400     Gulf Coast Waste Disposal Auth. PCRB,
                  Series 1992                                       3.70      10/01/17           3,400
     2,500     Lubbock Health Facilities Development Corp. RB,
                  Series 1992 (CRE)                                 3.85      10/01/13           2,500
    16,000     Nueces River Auth. PCRB, Series 1985 (CRE)           4.05      12/01/99          16,000
       100     Port Corpus Christi Auth. RB, Series 1984 (CRE)      3.60       9/01/14             100
     1,800     Port Development Corp. RB, Series 1989 (CRE)         3.80       1/15/14           1,800
               Tarrant County Housing Finance Corp. MFH RB,
     8,500        Series 1985 (CRE)                                 3.90      12/01/25           8,500
    14,075        Series 1994 (CRE)                                 4.10      11/01/07          14,075
     1,875     Travis County Housing Finance Corp. MFH RB,
                  Series 1985 (CRE)                                 4.00      12/01/07           1,875

               Utah
     8,300     Ogden City IDA RB, Series 1986 (CRE)                 4.10       9/01/13           8,300

               Virginia
       850     Chesterfield County IDA PCRB, Series 1993            4.00       8/01/09             850
     2,500     Chesterfield County IDA RB, Series 1989 (CRE)        3.88       2/01/03           2,500
     4,115     Fairfax County American College of Radiology RB,
                  Series 1990 (CRE)                                 3.85       2/01/11           4,115
     2,695     Fauquier County IDA RB, Series 1994 (CRE)            3.85      12/01/14           2,695
     5,253     Harrisonburg Redevelopment and Housing
                  Auth. RN, Series 1985 (CRE)                       3.85      12/01/15           5,253
     5,700     Henrico County IDA RB, Series 1994 (CRE)             4.10       5/01/24           5,700
     6,100     Housing Development Auth. RB,
                  Series 1987A (CRE)                                3.90       9/01/17           6,100
    18,900     Loudoun County IDA Residential Care Facility RB,
                  Series 1994B (CRE)                                4.35      11/01/24          18,900
    10,430     Louisa County IDA RB, Series 1995 (CRE)              3.85       1/01/20          10,430
     2,000     Peninsula Ports Auth. RB, Series 1987                3.75      12/01/05           2,000
       900     Prince William County IDA RB,
                  Series 1988 (CRE)                                 3.92       6/30/04             900
       175     Richmond Redevelopment and Housing Auth. RB,
                  Series 1995 (CRE)                                 3.85       4/01/29             175

               Washington
     2,170     Port of Benton Economic Development Corp. RB,
                  Series 1989 (CRE)                                 4.05      11/01/05           2,170
     2,073     Seattle IDA RB, Series 1989-I, Lot 1 (CRE)           4.15       8/01/04           2,073
     8,000     Student Loan Finance Association RB,
                  Series 1985-2nd (CRE)                             3.88       1/01/01           8,000

               West Virginia
     5,875     Cabell County Nursing and Rehabilitation
                  Facilities RB, Series 1993 (CRE)                  3.90      10/01/10           5,875

               Wyoming
     3,700     Platte County RB, Series 1984A (CRE)                 4.05       7/01/14           3,700
                                                                                              ---------
               Total variable rate demand notes (cost: $899,480)                               899,480
                                                                                              ---------

                                Put Bonds (19.9%)
               California
               Higher Education Loan Auth. RB,
    20,825        Series 1987A (CRE)                                3.70       6/01/01          20,825
    14,000        Series 1987B (CRE)                                3.95       7/01/02          14,000
     5,000        Series 1992D (CRE)                                4.00       4/01/00           5,000
    25,000     Student Education Loan Marketing Corp. RB,
                  Series 1993A (CRE)                                3.90      11/01/02          25,000

               Florida
               St. Lucie County PCRB,
     9,000        Series 1992                                       3.55       5/01/27           9,000
    13,000        Series 1992                                       3.65       5/01/27          13,000
     9,500        Series 1994B                                      3.55       7/01/29           9,500

               Georgia
     8,025     Roswell Housing Auth. MFH RB,
                  Series 1984B (CRE)                                4.05      11/01/14           8,025

               Illinois
    15,000     Chicago GO, Series 1994C (CRE)                       3.70      10/31/99          15,000
               Health Facilities Auth. RB,
     8,500        Series 1990A (CRE)                                3.70       2/01/19           8,500
    14,000        Series 1992                                       3.35       1/01/26          14,000
    20,000        Series 1995                                       3.75       6/01/30          20,000
     8,000        Series 1996                                       3.95       8/15/30           8,000

               Kentucky
     5,500     Lexington-Fayette Urban County RB,
                  Series 1987 (CRE)                                 3.65       4/01/15           5,500

               Louisiana
     8,540     Public Facilities IDA RB, Series 1984 (CRE)          4.00      12/01/14           8,540

               Maryland
     6,750     Anne Arundel County RB, 1988 Issue (CRE)             3.65       6/15/11           6,750
     4,000     Calvert County RB, 1987 Issue (CRE)                  3.55      12/01/04           4,000
     9,000     Montgomery County SFH RB, Series 1996C               3.70       7/01/17           9,000

               Massachusetts
    19,600     Boston Univ. Health and Educational
                  Facilities Auth. RB, Series 1985H (CRE)           3.50      12/01/29          19,600

               Minnesota
     2,445     Housing Finance Agency RB, Series 1995M              3.50       7/01/25           2,445

               Missouri
               Environmental Improvement and Energy
                  Resources Auth. PCRB,
    11,000        Series 1984 (CRE)                                 3.65       6/01/14          11,000
     5,000        Series 1984A (CRE)                                3.65       6/01/14           5,000

               New Hampshire
               Higher Educational and Health Facilities
                  Auth. RB,
     4,965        Series 1985                                       3.80       6/01/25           4,965
     1,000        Series 1996                                       3.80       6/01/19           1,000

               New York
               Energy Research and Development Auth. PCRB,
     2,200        Series 1985A (CRE)                                3.30       3/15/15           2,200
    12,000        Series 1985A (CRE)                                3.25       3/01/16          12,000
     9,000        Series 1985B (CRE)                                3.85      10/15/15           9,000
     4,000        Series 1985D (CRE)                                3.65      12/01/15           4,000

               Pennsylvania
     6,320     Ferguson Industrial and Commercial
                  Development Auth. RB, Series 1981                 4.10      11/01/06           6,320
    11,000     Philadelphia GO CP, Series 1990 (CRE)                3.65       8/01/20          11,000

               Wyoming
     2,350     Rock Springs IDRB, Series 1992 (CRE)                 3.75       3/01/02           2,350
                                                                                             -----------
               Total put bonds (cost: $294,520)                                                294,520
                                                                                             -----------


                         Fixed Rate Instruments (19.2%)

               California
    11,400     Coast Community College District TRAN,
                  Series 1996                                       4.50       8/28/97          11,462
    10,000     Long Beach TRAN, Series 1996-97                      4.75      10/09/97          10,072(c)
     7,000     San Diego County CP, Series 1996B (CRE)              3.55      10/03/96           7,000
     9,735     San Francisco Unified School Dist. TRAN              4.50       7/24/97           9,774

               Connecticut
               Mashantucket (Western) Pequot Tribe CP,
    10,000        Series 1996 (CRE)                                 3.55      10/01/96          10,000
     3,500        Series 1996 (CRE)                                 3.40      10/24/96           3,500
     5,000        Series 1996 (CRE)                                 3.60      12/18/96           5,000

               Florida
     6,150     Altamonte Springs Health Facilities Auth. RB,
                  Series 1984 (CRE)                                 7.90      10/01/14(a)        6,273

               Georgia
    15,000     Municipal Electric Power Auth. RB,
                  Series 1986L                                      7.75       1/01/18(a)       15,444

               Iowa
     4,125     Iowa School Corp. Warrant Certificates,
                  Series 1995-96B (CRE)                             4.25       1/30/97           4,136

               Kentucky
     4,200     Jefferson County Board of Education RN               3.97       6/30/97           4,202

               Massachusetts
     5,500     Fall River BAN, Series 1996C (CRE)                   4.50       8/15/97           5,526
    17,785     Georgetown BAN (CRE)                                 3.73       6/12/97          17,786
    15,000     Massachusetts Bay Transportation Auth.,
                  Series 1996A                                      3.75       2/28/97          15,029

               Minnesota
    12,500     School District Tax and Aid Anticipation COP,
                  Series 1996B (CRE)                                4.00       3/14/97          12,541
    10,000     St. Paul ISD 625 Tax Anticipation GO (CRE)           3.50       3/25/97          10,008

               Missouri
               State Health and Educational Facilities
                  Auth. RB,
    11,600        Series 1996C                                      4.50       9/08/97          11,663
     1,255        Series 1996G                                      4.50       9/08/97           1,261
     3,750        Series 1996J                                      4.50       9/08/97           3,769

               New Jersey
     5,061     Orange Township TAN, Series 1996G (CRE)              4.97       7/01/97           5,106

               New York
     5,000     Oneida County GO BAN, Series 1996D (CRE)             4.25       5/09/97           5,013

               North Carolina
    15,761     Eastern Municipal Power Agency CP (CRE)              3.65      10/16/96          15,761

               Ohio
    17,300     Univ. of Cincinnati BAN, Series 1996-K1              3.75       3/20/97          17,335

               Texas
               San Antonio Electric and Gas CP,
    17,700        Series 1996A                                      3.50      10/01/96          17,700
    15,000        Series 1996A                                      3.65       1/09/97          15,000
    20,000     State TRAN                                           4.75       8/29/97          20,136

               Washington
     6,500     King County Sewer CP, Series 1996A                   3.55      10/08/96           6,500

               Wisconsin
    17,800     Waukesha ISD TRAN                                    4.15       8/22/97          17,822
                                                                                          --------------
               Total fixed rate instruments (cost: $284,819)                                   284,819
                                                                                          --------------
               Total investments (cost: $1,478,819)                                       $  1,478,819
                                                                                          ==============

                                       Portfolio Summary By Industry

                      Multi-Family Housing                            17.0%
                      Electric Power                                  14.2
                      Education                                       13.3
                      Hospitals                                        7.7
                      General Obligations                              6.2
                      Retirement Homes                                 4.5
                      Community Service                                4.4
                      Hotel/Motel                                      3.7
                      Buildings                                        3.5
                      Student Loan                                     2.7
                      Special Assessment/Tax/Fee                       2.4
                      Manufacturing - Diversified Industries           1.6
                      Nursing Care                                     1.6
                      Escrowed Securities                              1.5
                      Airports                                         1.3
                      Aluminum                                         1.3
                      Transportation - Miscellaneous                   1.2
                      Gas Utilities                                    1.1
                      Finance - Municipal                              1.0
                      Other                                            9.7
                                                                    --------
                      Total                                           99.9%
                                                                    ========

                           Portfolio Summary By State
                        -------------------------------

Alabama                       .6%   Alaska                        .7%  Arizona                      2.8%
California                   8.9    Colorado                     2.8   Connecticut                  1.2
District of Columbia          .5    Florida                      7.0   Georgia                      5.7
Illinois                     5.9    Indiana                       .6   Iowa                          .7
Kentucky                     3.1    Louisiana                    4.4   Maryland                     1.7
Massachusetts                3.9    Michigan                      .5   Minnesota                    3.1
Mississippi                   .9    Missouri                     3.7   Nevada                        .4
New Hampshire                 .5    New Jersey                   1.3   New York                     6.6
North Carolina               1.5    Ohio                         2.4   Oklahoma                      .4
Oregon                        .7    Pennsylvania                 3.7   South Carolina               1.5
Tennessee                    6.2    Texas                        8.1   Utah                          .6
Virginia                     4.0    Washington                   1.3   West Virginia                 .4
Wisconsin                    1.2    Wyoming                       .4                              -------
                                                                        Total                      99.9%
                                                                                                  =======


Notes to Portfolios of Investments in Securities
(In Thousands)

September 30, 1996
(Unaudited)

General Notes
Values of securities  are  determined by procedures  and practices  discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets.

Portfolio Description Abbreviations

 BAN      Bond Anticipation Notes       ISD      Independent School District
 COP      Certificate of Participation  MFH      Multi-Family Housing
 CP       Commercial Paper              PCRB     Pollution Control
 CRE      Credit Enhanced                        Revenue Bond
 GO       General Obligation            RB       Revenue Bond
 IDA      Industrial Development        RN       Revenue Notes
          Authority/Agency              SFH      Single-Family Housing
 IDC      Industrial Development        TAN      Tax Anticipation Notes
          Corporation                   TRAN     Tax Revenue Anticipation Notes
 IDRB     Industrial Development
          Revenue Bond

Specific Notes

(a)  Prerefunded to various dates prior to maturity at the call price.

(b) Zero Coupon security. Rate represents the effective yield at date of purchase. For the Long-Term, Intermediate-Term, and Short-Term Funds, these securities represented 1.5%, 10.2%, and 2.1% of the Funds' net assets, respectively.

(c) At September 30, 1996, the cost of securities purchased on a delayed delivery basis for the Long-Term, Intermediate-Term, Short-Term, and Tax Exempt Money Market Funds was $58,104, $9,905, $10,168, and $10,072,
    respectively.

(d) Rate changes periodically and is subject to a floor of 6% and a ceiling of 12%.

(e) Illiquid securities valued using methods determined by the Manager under general supervision of the Board of Directors. These securities represented .6% and 1.3% of the Intermediate-Term and Short-Term Funds net assets, respectively.

See accompanying notes to financial statements.



Statements of Operations
(In Thousands)

Six-month period ended September 30, 1996
(Unaudited)
                                                                                             Tax Exempt
                                        Long-Term        Intermediate-     Short-Term       Money Market
                                          Fund             Term Fund           Fund            Fund
Net investment income:
   Interest income                      $  58,783         $  50,593        $  19,603         $ 27,362
                                        ----------        ----------       ----------        ---------
  Expenses:
      Management fees                       2,569             2,327            1,080            2,085
      Transfer agent's fees                   518               519              310              484
      Custodian's fees                        128               120               84              180
      Postage                                  53                52               35               80
      Shareholder reporting fees               25                24               21               45
      Directors' fees                           2                 2                2                2
      Registration fees                        95                25               22               33
      Audit fees                               17                17               17               17
      Legal fees                                3                 3                3                3
      Other                                    25                19               11               20
                                           -------          --------          -------          -------
         Total expenses                     3,435             3,108            1,585            2,949
                                          --------          --------          -------         --------
            Net investment income          55,348            47,485           18,018           24,413
                                          ---------         --------          -------         --------

Net realized and unrealized gain
  (loss) on investments:
      Net realized loss                      (980)           (1,939)            (412)             --
      Change in net unrealized
         appreciation/depreciation         14,075             4,236              222              --
                                          ---------         ---------          -------        --------
            Net realized and
               unrealized gain (loss)      13,095             2,297             (190)             --
                                          ---------         ---------          -------       ----------
Increase in net assets resulting
   from operations                        $68,443           $49,782           $17,828         $24,413
                                         ==========        ==========         ========       ==========


See accompanying notes to financial statements.

Statements of Changes in Net Assets
(In Thousands)


Six-month  period  ended  September  30,  1996 and Year  ended  March  31,  1996
(Unaudited)

                                                                              Long-Term               Intermediate-Term
                                                                                Fund                         Fund
                                                                   9/30/96           3/31/96      9/30/96         3/31/96

From operations:
   Net investment income                                       $    55,348        $   109,524    $  47,485        $  89,712
   Net realized gain (loss) on investments                            (980)            11,015       (1,939)           2,066
   Change in net unrealized appreciation/depreciation of
      investments                                                   14,075             18,365        4,236           30,639
                                                               ------------       ------------   -----------      -----------
      Increase in net assets resulting from operations              68,443            138,904       49,782          122,417
                                                               ------------       ------------   -----------      -----------
Distributions to shareholders from:
   Net investment income                                           (55,348)         (109,524)      (47,485)         (89,712)
                                                               ------------       ------------   -----------      -----------
From capital share transactions:
   Proceeds from shares sold                                       390,937            688,986      106,532          267,168
   Shares issued for dividends reinvested                           38,940             78,174       36,535           69,222
   Cost of shares redeemed                                        (371,948)          (767,067)    (114,978)        (238,806)
                                                               ------------       ------------   -----------      -----------
      Increase (decrease) in net assets from
         capital share transactions                                 57,929                 93       28,089            97,584
                                                               ------------       ------------    ----------      -----------
Net increase (decrease) in net assets                               71,024             29,473       30,386           130,289
Net assets:
   Beginning of period                                           1,804,116          1,774,643    1,660,039         1,529,750
                                                               ------------       ------------   -----------      -----------
   End of period                                                $1,875,140         $1,804,116   $1,690,425        $1,660,039
                                                               ============       ============  ============      ===========
Change in shares outstanding:
   Shares sold                                                      29,828             51,936        8,389            20,825
   Shares issued for dividends reinvested                            2,967              5,894        2,874             5,391
   Shares redeemed                                                 (28,407)           (57,756)      (9,063)          (18,618)
                                                                ------------       ------------   -----------     ------------
      Increase (decrease) in shares outstanding                      4,388                 74        2,200             7,598
                                                                ============       ============   ===========     ============
Authorized shares of $.01 par value                                175,000            175,000      170,000           170,000
                                                                ============       ============   ===========     ============

See accompanying notes to financial statements.





                                                                              Short-Term              Tax Exempt
                                                                                Fund               Money Market Fund

                                                                   9/30/96           3/31/96      9/30/96         3/31/96

From operations:
   Net investment income                                       $    18,018        $    36,945    $  24,413        $  52,132
   Net realized gain (loss) on investments                            (412)               205            -                -
   Change in net unrealized appreciation/depreciation of
      investments                                                      222              7,788            -                -
                                                               ------------       ------------   -----------      -----------
      Increase in net assets resulting from operations              17,828             44,938       24,413           52,132
                                                               ------------       ------------   -----------      -----------
Distributions to shareholders from:
   Net investment income                                           (18,018)          ( 36,945)     (24,413)         (52,132)
                                                               ------------       ------------   -----------      -----------
From capital share transactions:
   Proceeds from shares sold                                       133,071            255,280      881,606        1,826,253
   Shares issued for dividends reinvested                           15,036             31,024       23,076           49,039
   Cost of shares redeemed                                        (136,983)          (321,434)    (954,019)      (1,802,863)
                                                               ------------       ------------   -----------     -----------
      Increase (decrease) in net assets from
         capital share transactions                                 11,124            (35,130)     (49,337)          72,429
                                                               ------------       ------------    ----------     -----------
Net increase (decrease) in net assets                               10,934            (27,137)     (49,337)          72,429
Net assets:
   Beginning of period                                             774,020            801,157    1,529,176        1,456,747
                                                               ------------       ------------   -----------     -----------
   End of period                                                $  784,954         $  774,020   $1,479,839       $1,529,176
                                                               ============       ============  ============     ===========
Change in shares outstanding:
   Shares sold                                                      12,613             24,121      881,606        1,826,253
   Shares issued for dividends reinvested                            1,425              2,931       23,076           49,039
   Shares redeemed                                                 (12,987)           (30,390)    (954,019)      (1,802,863)
                                                                ------------       ------------  -----------    ------------
      Increase (decrease) in shares outstanding                      1,051             (3,338)     (49,337)          72,429
                                                                ============       ============  ===========    ============
Authorized shares of $.01 par value                                135,000            135,000    2,600,000        2,600,000
                                                                ============       ============  ===========    ============

See accompanying notes to financial statements.



(1)  Summary of Significant Accounting Policies
USAA TAX EXEMPT FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of ten separate funds. The information presented in this semiannual report pertains only to the Long-Term Fund, Intermediate-Term Fund, Short-Term Fund, and Tax Exempt Money Market Fund (the Funds). The Funds have a common objective of providing investors with interest income that is exempt from federal income tax. The Tax Exempt Money Market Fund has a further objective of preserving capital and maintaining liquidity.

A. Security valuation -- Investments in the Long-Term, Intermediate-Term, and Short-Term Funds are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgement, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods which include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions. Securities which are not valued by the Service, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Directors. Securities purchased with maturities of 60 days or less and, pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended, all securities in the Tax Exempt Money Market Fund are stated at amortized cost which approximates market value.

B. Federal taxes -- Each Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. Investments in securities -- As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and original issue discounts are amortized over the life of the respective securities. Market discounts are not amortized. Any ordinary income related to market discounts is recognized upon disposition of the bonds.

D. Use of estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2)  Lines of Credit
The Funds participate with other USAA funds in two joint short-term revolving loan agreements totaling $850 million through January 14, 1997, one with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($750 million uncommitted), and one with an unaffiliated bank ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under these agreements, each Fund may borrow up to a maximum of 15% of its total assets, of which only 5% may be borrowed from CAPCO, at the lending institution's borrowing rate plus a markup. During the six-month period ended September 30, 1996, the Long-Term Fund had three borrowings and Intermediate-Term Fund had one borrowing (each for one business day) and incurred $3,915 and $194 in interest expense, respectively. The Short-Term and Tax Exempt Money Market Funds had no borrowings under either of these agreements during the period.

(3)  Distributions
Net investment income is accrued daily as dividends and distributed to shareholders monthly. All net investment income available for distribution was distributed at September 30, 1996.

Distributions of realized gains from security transactions not offset by capital losses are made in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At September 30, 1996, the Long-Term, Intermediate-Term, and Short-Term Funds had capital loss carryovers for federal income tax purposes of approximately $52,320,000, $8,774,000, and $3,812,000, respectively, which, if not offset by subsequent capital gains will expire between 2000-2004. It is unlikely that the Board of Directors of the Company will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4)  Investment Transactions
Purchases and sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 1996 were as follows:


                                           Long-Term             Intermediate-        Short-Term
                                             Fund                  Term Fund             Fund


Purchases                               $330,354,191            $219,977,768         $ 99,167,187
Sales                                   $304,134,654            $222,794,065         $100,812,919

Purchases and sales/maturities of securities for the six-month period ended September 30, 1996 for the Tax Exempt Money Market Fund were $2,521,478,328 and $2,558,886,000, respectively.

Gross unrealized appreciation and depreciation of investments at September 30, 1996 was as follows:

                                           Long-Term             Intermediate-        Short-Term
                                             Fund                  Term Fund             Fund
Appreciation                            $ 99,364,153          $ 64,180,215           $ 7,043,133
Depreciation                              (4,866,017)           (2,541,341)             (649,181)
                                        --------------        --------------        --------------
       Net                              $ 94,498,136          $ 61,638,874           $ 6,393,952
                                        ==============        ==============        ==============


(5)  Transactions with Manager
A. Management fees -- The investment policies of the Funds and the management of the Funds' portfolios is carried out by USAA Investment Management Company (the Manager). Management fees are computed at .28% of the average annual net assets of each Fund.

B. Transfer agent's fees -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Company. Shareholder accounting service fees are based on an annual charge per shareholder account plus out-of-pocket expenses.

C. Underwriting agreement -- The Company has an agreement with the Manager for exclusive underwriting and distribution of the Funds' shares on a continuing best efforts basis. The agreement provides that the Manager will receive no fee or other remuneration for such services.

(6)  Transactions with Affiliates
USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At September 30, 1996, the Association and its affiliates owned 4,316,323 shares (3.3%) of the Intermediate-Term Fund and 15,064,980 shares (1.0%) of the Tax Exempt Money Market Fund.


Notes to Financial Statements (continued)
Long-Term Fund

September 30, 1996
(Unaudited)


(7) Financial Highlights
Per share operating performance for a share outstanding throughout each period is as follows:

                         Six-Month
                       Period Ended
                       September 30,                         Year Ended March 31,
                           1996            1996         1995              1994          1993            1992

Net asset value
   at beginning
   of period          $     13.17     $    12.96      $     13.20     $       14.21   $      13.54  $      13.13
Net investment
   income                     .40            .79              .79               .81            .88           .92
Net realized
   and unrealized
   gain (loss)                .09            .21             (.16)             (.44)           .75           .41
Distributions from
   net investment
   income                    (.40)         (.79)             (.78)             (.82)          (.88)         (.92)
Distributions
   of realized
   capital gains              --             --              (.09)             (.56)          (.08)           --
                     ---------------    -------------  -------------   ---------------  ------------  -------------
Net asset value at
   end of period       $    13.26     $    13.17       $     12.96       $    13.20      $   14.21     $   13.54
                     ===============   ============    =============   ================  ============  ============
Total return (%) *           3.76           7.88              5.07             2.36          12.46         10.39
Net assets at end
   of period ($000)    $1,875,140     $1,804,116        $1,774,643       $1,831,693     $1,882,882    $1,638,848
Ratio of expenses
   to average
   net assets (%)            .37(a)          .37               .38              .38            .39           .40
Ratio of net
   investment
   income to average
   net assets (%)           6.03(a)         5.99              6.23             5.69           6.35          6.83
Portfolio turnover (%)     17.02           53.25             64.72           109.28          88.27         76.28


(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
 * Assumes reinvestment of all dividend income and capital gains distributions during the period.


Notes to Financial Statements (continued)
Intermediate-Term Fund

September 30, 1996
(Unaudited)

(7) Financial Highlights (continued)
Per share operating performance for a share outstanding throughout each period is as follows:

                         Six-Month
                       Period Ended
                       September 30,                         Year Ended March 31,
                          1996            1996           1995          1994          1993         1992


Net asset value
   at beginning
   of period           $     12.77     $     12.50  $      12.48  $     12.90  $     12.29  $    12.00
Net investment
   income                      .36             .71           .69          .69          .74         .79
Net realized
   and unrealized
   gain (loss)                 .02             .27           .05         (.29)         .61         .29
Distributions from
   net investment
   income                     (.36)           (.71)         (.69)        (.69)        (.74)       (.79)
Distributions
   of realized
   capital gains                --              --          (.03)        (.13)          --          --
                      -------------    ------------  -------------  --------------   --------  -----------
Net asset value at
   end of period       $     12.79     $     12.77    $    12.50     $  12.48       $12.90   $   12.29
                      =============    ============  =============  =============== ========= ==========

Total return (%) *            3.06            7.97          6.16         3.06        11.29        9.24
Net assets at end
   of period ($000)     $1,690,425      $1,660,039    $1,529,750   $1,559,183   $1,374,159    $893,874
Ratio of expenses
   to average
   net assets (%)              .37(a)          .38           .40          .40          .42         .44
Ratio of net
   investment
   income to average
   net assets (%)             5.71(a)         5.54         5.63          5.30         5.85        6.45
Portfolio turnover (%)       13.48           27.51        27.26         69.45        74.02        66.57

(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
  * Assumes reinvestment of all dividend income and capital gains distributions during the period.


(7) Financial Highlights (continued)
Per share operating performance for a share outstanding throughout each period is as follows:


                         Six-Month
                       Period Ended
                       September 30,                         Year Ended March 31,
                         1996               1996          1995          1994         1993        1992

Net asset value at
   beginning
   of period            $   10.57      $   10.47     $  10.48      $  10.63      $  10.48      $  10.35
Net investment
   income                     .25            .50          .47           .45           .50           .59
Net realized
   and unrealized
   gain (loss)                 --            .10         (.01)        (.15)           .15           .13
Distributions from
   net investment
   income                    (.25)          (.50)        (.47)        (.45)          (.50)         (.59)
                         ------------   -----------   ------------   ---------  -----------  ----------
Net asset value at
   end of period         $  10.57      $    10.57   $    10.47     $  10.48     $   10.63    $    10.48
                         ============   ===========  ============== ==========  ==========   ===========

Total return (%) *           2.36            5.83         4.51         2.87          6.37          7.09
Net assets at end
   of period ($000)      $784,954      $  774,020   $  801,157     $995,624     $ 862,182    $  680,075
Ratio of expenses
   to average net
   assets (%)                 .41(a)          .42          .42          .43           .43           .48
Ratio of net
   investment
   income to average
   net assets (%)            4.67(a)         4.73         4.50         4.25          4.75          5.59
Portfolio turnover (%)      16.09           35.99        32.61       101.67        138.20        107.35

(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
 * Assumes reinvestment of all dividend income distributions during the period.


Notes to Financial Statements (continued)
Tax Exempt Money Market Fund

September 30, 1996
(Unaudited)
(7) Financial Highlights (continued)
Per share operating performance for a share outstanding throughout each period is as follows:


                         Six-Month
                       Period Ended
                       September 30,                         Year Ended March 31,
                           1996            1996         1995         1994          1993         1992

Net asset value
   at beginning
   of period           $   1.00     $   1.00     $   1.00      $  1.00         $  1.00        $   1.00
Net investment
   income                   .02          .04          .03          .02             .03             .04
Distributions from
   net investment
   income                  (.02)        (.04)        (.03)        (.02)           (.03)           (.04)
                      -----------   ------------   ----------  -----------    ----------    ----------
Net asset value at
   end of period       $   1.00     $   1.00     $   1.00      $  1.00          $ 1.00         $  1.00
                      ===========   ============  ==========   ===========    ==========    ===========

Total return (%) *         1.66         3.65         2.98         2.31            2.89            4.30
Net assets at end
   of period ($000   $1,479,839   $1,529,176   $1,456,747   $1,569,760      $1,501,098      $1,483,554
Ratio of expenses
   to average
   net assets (%)           .40(a)       .40          .39          .40             .40             .39
Ratio of net
   investment
   income to average
   net assets (%)          3.28(a)      3.59         2.93         2.29            2.85            4.21

(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.

 *  Assumes reinvestment of all dividend income distributions during the period.